UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: Prudential Commodity Strategies Fund,

Prudential Core Conservative Bond Fund, Prudential Jennison Small-Cap Core Equity Fund,

Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund

and Prudential TIPS Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2018

Date of reporting period:	1/31/2018

Item 1 – Reports to Stockholders

Prudential Jennison Small-Cap Core Equity Fund

Prudential Core Conservative Bond Fund

Prudential TIPS Fund

Prudential Commodity Strategies Fund

Prudential QMA US Broad Market Index Fund

Prudential QMA Mid-Cap Core Equity Fund

SEMIANNUAL REPORT

JANUARY 31, 2018

Prudential Jennison Small-Cap Core Equity Fund—Objective: To outperform the Russell 2000 Index

Prudential Core Conservative Bond Fund—Objective: To outperform the
Bloomberg Barclays Aggregate Bond Index over a full market cycle

Prudential TIPS Fund—Objective: To outperform the Bloomberg Barclays
US Treasury Inflation Protected Index

Prudential Commodity Strategies Fund—Objective: To generate returns over time in excess of the Bloomberg Commodities Index

Prudential QMA US Broad Market Index Fund—Objective: To seek to provide investment results that approximate the performance of the S&P 1500 Index

Prudential QMA Mid-Cap Core Equity Fund—Objective: To outperform the
S&P Mid-Cap 400 Index

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. Jennison Associates LLC is a registered investment adviser. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Funds has approved renaming the Funds’ Class Q shares as Class R6 shares, effective on June 11, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations.

- Not part of the Semiannual Report -

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Prudential Jennison Small-Cap Core Equity Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/18	Average Annual Total Returns as of 1/31/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class Q	12.24	20.24	21.55 (11/15/16)
Russell 2000 Index	11.23	17.18	17.70
Lipper Small Cap Core Funds Average	10.55	14.92	15.71

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Benchmark Definition

Russell 2000 Index—The Russell 2000 Index is an unmanaged index of the 2,000 smallest US companies included in the Russell 3000 Index. It gives an indication of how stock prices of smaller companies have performed.

Lipper Small Cap Core Funds Average—Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 1/31/18 (%)
Summit Materials, Inc., Construction Materials	2.6
East West Bancorp, Inc., Banks	2.2
Paycom Software, Inc., Software	1.8
HubSpot, Inc., Software	1.7
WPX Energy, Inc., Oil, Gas, & Consumable Fuels	1.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/18 (%)
Banks	13.5
Software	9.0
Equity Real Estate Investment Trusts (REITs)	7.6
Machinery	5.7
Hotels, Restaurants, & Leisure	5.2

Industry weightings reflect only long-term investments and are subject to change

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Prudential Core Conservative Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/18	Average Annual Total Returns as of 1/31/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class Q	–0.65	1.62	0.87 (11/15/16)
Bloomberg Barclays US Aggregate Bond Index	–0.36	2.15	2.13
Lipper Core Bond Funds Average**	–0.27	2.27	2.43
Lipper Core Plus Bond Funds Average	0.00	3.04	3.43

*Not annualized

**The Fund is compared to the Lipper Core Bond Funds Universe, although Lipper classifies the Fund in the Core Plus Bond Funds Universe. The Lipper Core Bond Funds universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Benchmark Definition

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Lipper Core Bond Funds Average—Funds that invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global and emerging markets debt. These funds maintain dollar-weighted average maturities of five to ten years.

Lipper Core Plus Bond Funds Average—Funds that invest at least 65% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global, and emerging markets debt. These funds maintain dollar-weighted average maturities of five to ten years.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 1/31/18 (%)
Federal National Mortgage Assoc., 3.000%, 02/16/2047	3.6
US Treasury Bonds, 3.000%, 05/15/2045	3.0
US Treasury Notes, 1.500%, 01/31/2019	2.9
US Treasury Notes, 1.250%, 06/30/2019	2.9
US Treasury Notes, 2.000%, 11/30/2020	2.7

Holdings reflect only long-term investments and are subject to change.

Fund Composition expressed as a percentage of net assets as of 1/31/18 (%)
US Treasury Obligations	39.2
US Government Agency Obligations	29.1
Corporate Bonds	25.9
Commercial Mortgage-Backed Securities	3.4
Municipal Bonds	0.9

Fund Composition reflects only long-term investments and are subject to change.

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Prudential TIPS Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/18	Average Annual Total Returns as of 1/31/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class Q	0.72	0.91	0.91 (11/15/16)
Bloomberg Barclays US TIPS Index	0.81	1.27	1.73
Lipper Inflation Protected Bond Funds Average	0.87	1.27	1.88

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Benchmark Definition

Bloomberg Barclays US TIPS Index—The Bloomberg Barclays US Treasury Inflation-Protected Securities Index (TIPS Index) is an unmanaged index that consists of inflation-protected securities issued by the US Treasury.

Lipper Inflation Protected Bond Funds Average—Funds that invest primarily in inflation-indexed fixed-income securities. Inflation-linked bonds are fixed-income securities structured to provide protection against inflation.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 1/31/18 (%)
US Treasury Inflation Indexed Bonds, TIPS, 0.125%, 01/15/2022	10.1
US Treasury Inflation Indexed Bonds, TIPS, 2.375%, 01/15/2025	9.8
US Treasury Inflation Indexed Bonds, TIPS, 0.125%, 01/15/2023	7.8
US Treasury Inflation Indexed Bonds, TIPS, 0.625%, 01/15/2024	5.9
US Treasury Inflation Indexed Bonds, TIPS, 0.125%, 04/15/2021	5.9

Holdings reflect only long-term investments and are subject to change.

Fund Composition expressed as a percentage of net assets as of 1/31/18 (%)
US Treasury Obligations	98.9

Fund Composition reflects only long-term investments and is subject to change.

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Prudential Commodity Strategies Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/18	Average Annual Total Returns as of 1/31/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class Q	7.69	3.60	7.61 (11/15/16)
Bloomberg Commodity Index	7.06	3.58	4.78
Lipper Commodities General Funds Average	9.69	5.14	6.54

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Benchmark Definition

Bloomberg Commodity Index—The Bloomberg Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 19 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME).

Lipper Commodities General Funds Average—Funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Top Five Commodities Futures Exposures as a percentage of net assets as of 1/31/18 (%)
Natural Gas	9.5
Brent Crude	8.7
WTI Crude	8.6
Gold 100 oz	7.4
Copper	6.8

Commodity Futures contracts reflect net exposure and are subject to change.

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Prudential QMA US Broad Market Index Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/18	Average Annual Total Returns as of 1/31/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class Q	14.98	25.23	24.98 (11/17/16)
S&P Composite 1500 Index	15.07	25.44	25.47
Lipper Multi-Cap Core Funds Average**	13.62	22.75	22.77
Lipper Large-Cap Core Funds Average	14.69	24.92	24.59

*Not annualized

**The Fund is compared to the Lipper Multi-Cap Core Funds Universe, although Lipper classifies the Fund in the Lipper Large-Cap Core Funds Universe. The Lipper Multi-Cap Core Funds universe is utilized because the Fund’s manager believes that the funds included in the universe provide a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Benchmark Definition

S&P Composite 1500 Index—The S&P Composite 1500® Index combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of the US market capitalization.

Lipper Multi-Cap Core Funds Average—Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

Lipper Large-Cap Core Funds Average—Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large cap floor.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Prudential QMA US Broad Market Index Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 1/31/18 (%)
Apple, Inc., Technology Hardware, Storage, & Peripherals	3.1
Microsoft Corp., Software	2.6
SPDR S&P 500 ETF Trust, Exchange-Traded Funds	2.2
Amazon.com, Inc., Internet & Direct Marketing Retail	2.1
Facebook, Inc., Internet Software & Services	1.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/18 (%)
Banks	6.5
Software	5.1
Oil, Gas, & Consumable Fuels	4.6
Internet Software & Services	4.4
Pharmaceuticals	4.0

Industry weightings reflect only long-term investments and are subject to change.

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Prudential QMA Mid-Cap Core Equity Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Total Returns as of 1/31/18	Average Annual Total Returns as of 1/31/18
	Six Months* (%)	One Year (%)	Since Inception (%)
Class Q	11.27	17.14	19.74 (11/17/16)
S&P Mid-Cap 400 Index	11.84	17.61	18.75
Lipper Mid-Cap Core Funds Average	11.42	17.27	18.03

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Benchmark Definition

S&P Mid-Cap 400 Index—The S&P Mid-Cap 400 Index is designed to measure the performance of 400 mid-sized companies in the US.

Lipper Mid-Cap Core Funds Average—Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 1/31/18 (%)
iShares Core S&P Mid-Cap ETF, Exchange Traded Funds	2.1
Bioverativ, Inc., Biotechnology	1.3
MSCI, Inc., Capital Markets	1.1
Old Dominion Freight Line, Inc., Road & Rail	1.1
Steel Dynamics, Inc., Metals & Mining	1.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/18 (%)
Banks	7.8
Equity Real Estate Investment Trusts (REITs)	7.2
Machinery	5.8
Electronic Equipment, Instruments, & Components	5.7
IT Services	4.3

Industry weightings reflect only long-term investments and are subject to change.

Prudential Day One Underlying Funds	15

Fees and Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Small-Cap Core Equity Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class Q	Actual	$1,000.00	$1,122.40	0.95%	$5.08
	Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84

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Prudential Core Conservative Bond Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class Q	Actual	$1,000.00	$993.50	0.50%	$2.51
	Hypothetical	$1,000.00	$1,022.68	0.50%	$2.55

Prudential TIPS Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class Q	Actual	$1,000.00	$1,007.20	0.40%	$2.02
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Commodity Strategies Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class Q	Actual	$1,000.00	$1,076.90	1.00%	$5.34
	Hypothetical	$1,000.00	$1,020.16	1.00%	$5.19

Prudential QMA US Broad Market Index Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class Q	Actual	$1,000.00	$1,149.80	0.20%	$1.08
	Hypothetical	$1,000.00	$1,024.20	0.20%	$1.02

Prudential QMA Mid-Cap Core Equity Fund		Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class Q	Actual	$1,000.00	$1,112.70	0.85%	$4.53
	Hypothetical	$1,000.00	$1,020.92	0.85%	$4.33

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Day One Underlying Funds	17

Prudential Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 96.7%

COMMON STOCKS

Aerospace & Defense 1.1%
KLX, Inc.*	2,282	$161,246

Airlines 0.6%
Spirit Airlines, Inc.*	1,931	81,334

Banks 13.5%
Ameris Bancorp	834	44,661
Bank of the Ozarks, Inc.	3,140	156,843
BankUnited, Inc.	5,765	236,596
Brookline Bancorp, Inc.	8,177	130,832
Byline Bancorp, Inc.*	3,183	71,204
Columbia Banking System, Inc.	1,972	84,954
Eagle Bancorp, Inc.*	2,923	184,149
East West Bancorp, Inc.	4,945	325,925
First Bancorp	872	31,741
Pinnacle Financial Partners, Inc.	3,543	224,272
Renasant Corp.	3,308	142,475
Seacoast Banking Corp. of Florida*	4,114	106,100
Wintrust Financial Corp.	2,845	244,385

		1,984,137

Beverages 0.6%
MGP Ingredients, Inc.	910	81,481

Biotechnology 2.9%
Amicus Therapeutics, Inc.*	10,239	166,077
DBV Technologies SA (France), ADR*	1,214	28,116
Juno Therapeutics, Inc.*	1,730	148,451
La Jolla Pharmaceutical Co.*	2,295	78,627

		421,271

Building Products 1.5%
JELD-WEN Holding, Inc.*	2,898	113,834
PGT Innovations, Inc.*	6,375	101,681

		215,515

Capital Markets 1.5%
Moelis & Co., (Class A Stock)	1,747	90,320
OM Asset Management PLC	7,520	134,533

		224,853

See Notes to Financial Statements.

Prudential Day One Underlying Funds	19

Prudential Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals 3.2%
Ferro Corp.*	9,024	$212,244
PolyOne Corp.	3,037	131,988
Venator Materials PLC*	5,619	127,102

		471,334

Commercial Services & Supplies 1.8%
Advanced Disposal Services, Inc.*	3,089	75,279
Mobile Mini, Inc.	4,892	185,162

		260,441

Construction & Engineering 0.3%
Great Lakes Dredge & Dock Corp.*	9,936	46,699

Construction Materials 2.6%
Summit Materials, Inc., (Class A Stock)*	11,947	381,707

Diversified Telecommunication Services 1.5%
Cogent Communications Holdings, Inc.	4,941	222,839

Electric Utilities 1.3%
El Paso Electric Co.	2,648	138,226
Portland General Electric Co.	1,229	52,048

		190,274

Electronic Equipment, Instruments & Components 1.3%
Anixter International, Inc.*	1,872	156,686
Littelfuse, Inc.	134	29,124

		185,810

Energy Equipment & Services 0.7%
Forum Energy Technologies, Inc.*	6,060	102,414

Equity Real Estate Investment Trusts (REITs) 7.6%
Chatham Lodging Trust	3,244	72,666
Colony NorthStar, Inc., (Class A Stock)	11,511	103,369
Columbia Property Trust, Inc.	3,607	78,957
Cousins Properties, Inc.	9,433	84,897
Gaming & Leisure Properties, Inc.	2,525	92,011
Hersha Hospitality Trust	6,921	128,384
Independence Realty Trust, Inc.	7,968	73,226
National Storage Affiliates Trust	3,752	95,188
Pebblebrook Hotel Trust	2,686	104,754

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
QTS Realty Trust, Inc., (Class A Stock)	2,975	$148,155
Retail Opportunity Investments Corp.	7,408	136,085

		1,117,692

Food & Staples Retailing 1.9%
Performance Food Group Co.*	5,231	179,685
Sprouts Farmers Market, Inc.*	3,539	98,844

		278,529

Food Products 2.1%
Adecoagro SA (Argentina)*	12,425	120,398
B&G Foods, Inc.(a)	2,030	66,990
Darling Ingredients, Inc.*	6,931	128,501

		315,889

Health Care Equipment & Supplies 2.4%
GenMark Diagnostics, Inc.*	1,456	7,921
Glaukos Corp.*	2,276	68,303
Integra LifeSciences Holdings Corp.*	2,149	113,166
Nevro Corp.*	1,535	123,199
NuVasive, Inc.*	913	44,618

		357,207

Health Care Providers & Services 1.9%
Acadia Healthcare Co., Inc.*(a)	1,752	59,708
HealthEquity, Inc.*	608	30,777
Premier, Inc., (Class A Stock)*	2,406	78,075
Tivity Health, Inc.*	2,714	105,167

		273,727

Health Care Technology 0.8%
Teladoc, Inc.*(a)	3,183	119,044

Hotels, Restaurants & Leisure 5.2%
Pinnacle Entertainment, Inc.*	6,225	201,005
Planet Fitness, Inc., (Class A Stock)*	6,551	221,162
Texas Roadhouse, Inc.	1,426	83,735
Vail Resorts, Inc.	688	150,369
Wingstop, Inc.	2,391	115,629

		771,900

See Notes to Financial Statements.

Prudential Day One Underlying Funds	21

Prudential Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance 0.5%
Validus Holdings Ltd.	1,106	$74,876

Internet & Direct Marketing Retail 0.4%
Wayfair, Inc., (Class A Stock)*	676	62,199

Internet Software & Services 3.0%
Box, Inc., (Class A Stock)*	2,652	58,980
MINDBODY, Inc., (Class A Stock)*	2,791	98,104
MuleSoft, Inc., (Class A Stock)*	3,816	93,797
New Relic, Inc.*	1,547	92,402
Q2 Holdings, Inc.*	2,310	97,829

		441,112

IT Services 1.8%
InterXion Holding NV (Netherlands)*	2,829	177,520
Presidio, Inc.*	5,143	94,168

		271,688

Life Sciences Tools & Services 0.3%
Syneos Health, Inc.*	1,273	48,820

Machinery 5.7%
Actuant Corp., (Class A Stock)	2,906	71,924
Gardner Denver Holdings, Inc.*	4,242	146,688
Milacron Holdings Corp.*	4,901	92,972
NN, Inc.	4,803	138,326
REV Group, Inc.	2,427	71,014
Rexnord Corp.*	7,446	209,307
Terex Corp.	2,400	112,848

		843,079

Media 0.4%
Cinemark Holdings, Inc.	1,431	52,661

Mortgage Real Estate Investment Trusts (REITs) 0.8%
MFA Financial, Inc.	16,665	119,321

Oil, Gas & Consumable Fuels 3.1%
Arch Coal, Inc., (Class A Stock)	704	63,367
SemGroup Corp., (Class A Stock)	2,479	71,023
Tallgrass Energy GP LP	3,041	74,444
WPX Energy, Inc.*	16,796	247,405

		456,239

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals 3.0%
Dermira, Inc.*	2,332	$66,509
GW Pharmaceuticals PLC (United Kingdom), ADR*	494	68,236
Intersect ENT, Inc.*	3,780	141,183
Prestige Brands Holdings, Inc.*	2,484	103,906
Revance Therapeutics, Inc.*	1,758	56,783

		436,617

Professional Services 1.5%
Huron Consulting Group, Inc.*	1,296	52,035
Korn/Ferry International	3,881	172,937

		224,972

Road & Rail 0.8%
Saia, Inc.*	1,608	121,484

Semiconductors & Semiconductor Equipment 3.4%
Brooks Automation, Inc.	2,584	72,093
Cavium, Inc.*	2,141	190,078
MACOM Technology Solutions Holdings, Inc.*	1,280	39,808
MaxLinear, Inc., (Class A Stock)*	4,799	123,766
Monolithic Power Systems, Inc.	605	72,068

		497,813

Software 9.0%
Callidus Software, Inc.*	3,742	134,525
CommVault Systems, Inc.*	560	29,876
CyberArk Software Ltd. (Israel)*	2,187	94,653
Fortinet, Inc.*	1,646	75,782
HubSpot, Inc.*	2,639	256,115
Paycom Software, Inc.*	2,834	259,708
Proofpoint, Inc.*	1,548	157,927
Varonis Systems, Inc.*	3,602	195,589
Zendesk, Inc.*	3,095	119,219

		1,323,394

Specialty Retail 2.1%
Five Below, Inc.*	3,304	214,529
Party City Holdco, Inc.*(a)	6,717	97,396

		311,925

Textiles, Apparel & Luxury Goods 0.5%
Steven Madden Ltd.*	1,524	70,409

See Notes to Financial Statements.

Prudential Day One Underlying Funds	23

Prudential Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value

Thrifts & Mortgage Finance 0.4%
Luther Burbank Corp.*	2,629	$33,651
WSFS Financial Corp.	545	27,850

		61,501

Trading Companies & Distributors 3.2%
Beacon Roofing Supply, Inc.*	4,039	244,360
Univar, Inc.*	7,384	220,486

		464,846

Water Utilities 0.5%
Evoqua Water Technologies Corp.*	3,438	78,593

TOTAL LONG-TERM INVESTMENTS (cost $11,537,902)		14,226,892

SHORT-TERM INVESTMENTS 5.4%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	491,079	491,079
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $309,888; includes $309,564 of cash collateral for securities on loan)(b)(w)	309,877	309,908

TOTAL SHORT-TERM INVESTMENTS (cost $800,967)		800,987

TOTAL INVESTMENTS 102.1% (cost $12,338,869)		15,027,879
Liabilities in excess of other assets (2.1)%		(315,618)

NET ASSETS 100.0%		$14,712,261

See Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $302,360; cash collateral of $309,564 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

See Notes to Financial Statements.

24

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$161,246	$—	$—
Airlines	81,334	—	—
Banks	1,984,137	—	—
Beverages	81,481	—	—
Biotechnology	421,271	—	—
Building Products	215,515	—	—
Capital Markets	224,853	—	—
Chemicals	471,334	—	—
Commercial Services & Supplies	260,441	—	—
Construction & Engineering	46,699	—	—
Construction Materials	381,707	—	—
Diversified Telecommunication Services	222,839	—	—
Electric Utilities	190,274	—	—
Electronic Equipment, Instruments & Components	185,810	—	—
Energy Equipment & Services	102,414	—	—
Equity Real Estate Investment Trusts (REITs)	1,117,692	—	—
Food & Staples Retailing	278,529	—	—
Food Products	315,889	—	—
Health Care Equipment & Supplies	357,207	—	—
Health Care Providers & Services	273,727	—	—
Health Care Technology	119,044	—	—
Hotels, Restaurants & Leisure	771,900	—	—
Insurance	74,876	—	—
Internet & Direct Marketing Retail	62,199	—	—
Internet Software & Services	441,112	—	—
IT Services	271,688	—	—

See Notes to Financial Statements.

Prudential Day One Underlying Funds	25

Prudential Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Life Sciences Tools & Services	$48,820	$—	$—
Machinery	843,079	—	—
Media	52,661	—	—
Mortgage Real Estate Investment Trusts (REITs)	119,321	—	—
Oil, Gas & Consumable Fuels	456,239	—	—
Pharmaceuticals	436,617	—	—
Professional Services	224,972	—	—
Road & Rail	121,484	—	—
Semiconductors & Semiconductor Equipment	497,813	—	—
Software	1,323,394	—	—
Specialty Retail	311,925	—	—
Textiles, Apparel & Luxury Goods	70,409	—	—
Thrifts & Mortgage Finance	61,501	—	—
Trading Companies & Distributors	464,846	—	—
Water Utilities	78,593	—	—
Affiliated Mutual Funds	800,987	—	—

Total	$15,027,879	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Banks	13.5%
Software	9.0
Equity Real Estate Investment Trusts (REITs)	7.6
Machinery	5.7
Affiliated Mutual Funds (including 2.1% of collateral for securities on loan)	5.4
Hotels, Restaurants & Leisure	5.2
Semiconductors & Semiconductor Equipment	3.4
Chemicals	3.2
Trading Companies & Distributors	3.2
Oil, Gas & Consumable Fuels	3.1
Internet Software & Services	3.0
Pharmaceuticals	3.0
Biotechnology	2.9
Construction Materials	2.6
Health Care Equipment & Supplies	2.4
Food Products	2.1
Specialty Retail	2.1
Food & Staples Retailing	1.9%
Health Care Providers & Services	1.9
IT Services	1.8
Commercial Services & Supplies	1.8
Professional Services	1.5
Capital Markets	1.5
Diversified Telecommunication Services	1.5
Building Products	1.5
Electric Utilities	1.3
Electronic Equipment, Instruments & Components	1.3
Aerospace & Defense	1.1
Road & Rail	0.8
Mortgage Real Estate Investment Trusts (REITs)	0.8
Health Care Technology	0.8
Energy Equipment & Services	0.7
Beverages	0.6

See Notes to Financial Statements.

26

Industry Classification (cont’d.)

Airlines	0.6%
Water Utilities	0.5
Insurance	0.5
Textiles, Apparel & Luxury Goods	0.5
Internet & Direct Marketing Retail	0.4
Thrifts & Mortgage Finance	0.4
Media	0.4
Life Sciences Tools & Services	0.3%
Construction & Engineering	0.3

102.1
Liabilities in excess of other assets	(2.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$302,360	$(302,360)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Day One Underlying Funds	27

Prudential Core Conservative Bond Fund

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 99.2%

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.4%
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A3	3.283	%(cc)	11/15/50	90	$89,100
CD Mortgage Trust, Series 2017-CD6, Class A3	3.104		11/13/50	40	39,464
Citigroup Commercial Mortgage Trust,
Series 2016-P6, Class A4	3.458		12/10/49	125	126,253
Series 2017-P8, Class A3	3.203		09/15/50	75	73,850
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765		02/10/49	25	25,686
Fannie Mae-Aces,
Series 2015-M7, Class AB2	2.502		12/25/24	49	47,350
Series 2016-M11, Class A2	2.369	(cc)	07/25/26	75	70,916
Series 2017-M1, Class A2	2.417	(cc)	10/25/26	40	37,964
FHLMC Multifamily Structured Pass-Through Certificates, Series K070, Class A2	3.303	(cc)	11/25/27	50	50,770
Series K070, Class AM	3.364	(cc)	12/25/27	25	25,343
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3	3.393		12/15/49	125	125,541
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A3	3.459		12/15/49	125	126,101
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337		12/15/49	125	124,965
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374		12/15/59	125	124,890
Series 2017-C39, Class A3	2.878		09/15/50	100	97,532

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,198,552)					1,185,725

CORPORATE BONDS 25.9%

Aerospace & Defense 0.3%
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800		03/01/45	15	14,869
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750		06/01/43	25	28,069
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes	3.500		03/15/27	20	19,840
Sr. Unsec’d. Notes	4.350		04/15/47	10	10,569
United Technologies Corp., Sr. Unsec’d. Notes	2.800		05/04/24	45	43,999

					117,346

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Agriculture 0.5%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	65	$64,653
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.222	08/15/24	55	54,156
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.625	03/06/23	50	48,923
Sr. Unsec’d. Notes	4.250	11/10/44	10	10,335

				178,067

Airlines 0.1%
Continental Airlines, Inc., Class A, Pass-Through Certificates	4.150	10/11/25	27	28,363

Auto Manufacturers 0.6%
Ford Motor Co., Sr. Unsec’d. Notes	6.375	02/01/29	60	69,740
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.810	01/09/24	30	30,172
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	15	17,707
General Motors Financial Co., Inc., Gtd. Notes	3.950	04/13/24	90	91,088

				208,707

Banks 4.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, 144A	3.419	12/20/28	42	41,290
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	115	116,069
Sr. Unsec’d. Notes, MTN	4.000	04/01/24	5	5,194
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	50	52,308
Sr. Unsec’d. Notes, MTN	4.244	04/24/38	15	15,928
Sub. Notes, MTN	3.950	04/21/25	40	40,706
Sub. Notes, MTN	4.000	01/22/25	30	30,691
Citigroup, Inc., Sr. Unsec’d. Notes	2.900	12/08/21	20	19,931
Sr. Unsec’d. Notes	3.400	05/01/26	40	39,532
Sr. Unsec’d. Notes	3.700	01/12/26	125	126,509
Sub. Notes	4.125	07/25/28	35	35,557
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500	01/23/25	250	249,642
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000	03/30/22	115	119,218
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	3.875	02/01/24	45	46,528
Sub. Notes	3.875	09/10/24	215	220,069

See Notes to Financial Statements.

Prudential Day One Underlying Funds	29

Prudential Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	4.000%	07/23/25	170	$175,459
Sub. Notes, MTN	5.000	11/24/25	30	32,460
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900	04/29/24	50	51,570
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700	01/27/22	20	19,742
US Bancorp, Sr. Unsec’d. Notes, MTN	2.625	01/24/22	50	49,583
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	10/23/26	50	48,365
Sr. Unsec’d. Notes, MTN	3.000	02/19/25	90	88,250

				1,624,601

Beverages 0.7%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	3.300	02/01/23	125	125,983
Gtd. Notes	4.900	02/01/46	30	33,900
PepsiCo, Inc.,
Sr. Unsec’d. Notes	2.750	03/05/22	75	74,834
Sr. Unsec’d. Notes	3.600	03/01/24	10	10,317

				245,034

Biotechnology 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	3.625	05/22/24	150	153,505
Celgene Corp., Sr. Unsec’d. Notes	3.625	05/15/24	40	40,419
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400	12/01/21	20	21,092

				215,016

Chemicals 0.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45	15	16,982
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125	11/15/21	75	78,057
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650	10/15/44	20	21,604
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.800	02/15/23	15	14,918
LYB International Finance II BV, Gtd. Notes	3.500	03/02/27	35	34,625
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	5.750	04/15/24	15	16,883
Sr. Unsec’d. Notes	6.000	11/15/21	30	33,015
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500	06/01/47	5	5,277

				221,361

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Commercial Services 0.1%
President & Fellows of Harvard College, Unsec’d. Notes	3.150%	07/15/46	9	$8,507
University of Southern California, Unsec’d. Notes	3.841	10/01/47	10	10,348

				18,855

Computers 1.0%
Apple, Inc.,
Sr. Unsec’d. Notes	2.400	05/03/23	120	116,744
Sr. Unsec’d. Notes	2.850	05/11/24	45	44,450
Sr. Unsec’d. Notes	3.250	02/23/26	40	39,944
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850	10/05/18	50	50,228
International Business Machines Corp., Sr. Unsec’d. Notes	3.625	02/12/24	100	102,878

				354,244

Diversified Financial Services 0.4%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.200	03/03/20	35	34,739
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	20	19,891
Discover Financial Services, Sr. Unsec’d. Notes	4.100	02/09/27	20	20,043
Mastercard, Inc., Sr. Unsec’d. Notes	3.375	04/01/24	50	50,846

				125,519

Electric 1.5%
Appalachian Power Co., Sr. Unsec’d. Notes	3.300	06/01/27	10	9,851
Arizona Public Service Co., Sr. Unsec’d. Notes	3.750	05/15/46	15	14,921
Commonwealth Edison Co.,
First Mortgage	3.750	08/15/47	5	5,038
First Mortgage	4.600	08/15/43	35	39,520
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	5	5,397
First Refinance Mortgage	2.950	12/01/26	20	19,505
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	75	69,848
Entergy Louisiana LLC, First Mortgage	4.050	09/01/23	35	36,451
Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	10	10,068
Florida Power & Light Co., First Mortgage	2.750	06/01/23	25	24,712
Hydro-Quebec (Canada), Gov’t. Gtd. Notes	8.050	07/07/24	10	12,682
Louisville Gas & Electric Co., First Mortgage	5.125	11/15/40	5	5,885
MidAmerican Energy Co., First Mortgage	3.650	08/01/48	25	24,886
Northern States Power Co., First Mortgage	3.400	08/15/42	15	14,427

See Notes to Financial Statements.

Prudential Day One Underlying Funds	31

Prudential Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125%	11/15/43	55	$62,631
PPL Electric Utilities Corp., First Mortgage	6.250	05/15/39	10	13,525
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	5	4,929
First Mortgage, MTN	2.250	09/15/26	25	23,133
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	20	20,098
San Diego Gas & Electric Co., First Mortgage	3.750	06/01/47	5	5,083
South Carolina Electric & Gas Co., First Mortgage	5.100	06/01/65	5	5,535
Southern California Edison Co., First Refinance Mortgage	4.650	10/01/43	40	45,408
Southwestern Electric Power Co., Sr. Unsec’d. Notes	3.850	02/01/48	15	14,854
Virginia Electric & Power Co., Sr. Unsec’d. Notes	6.000	05/15/37	20	25,763

				514,150

Foods 0.1%
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26	50	46,989

Forest Products & Paper 0.4%
International Paper Co., Sr. Unsec’d. Notes	3.650	06/15/24	130	132,341

Gas 0.2%
NiSource Finance Corp., Sr. Unsec’d. Notes	4.800	02/15/44	25	27,855
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48	10	9,854
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	25	25,820

				63,529

Healthcare-Products 0.8%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21	40	39,875
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	32	32,075
Covidien International Finance SA, Gtd. Notes	2.950	06/15/23	75	74,534
Medtronic, Inc., Gtd. Notes	3.625	03/15/24	65	66,903
Stryker Corp., Sr. Unsec’d. Notes	3.375	05/15/24	25	25,309
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.000	04/15/23	25	24,883

				263,579

Healthcare-Services 1.3%
Aetna, Inc., Sr. Unsec’d. Notes	2.750	11/15/22	70	68,602
Anthem, Inc., Sr. Unsec’d. Notes	3.125	05/15/22	135	135,109
Ascension Health, Unsec’d. Notes	4.847	11/15/53	30	34,040

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Children’s Hospital Corp. (The), Gtd. Notes	4.115%	01/01/47	15	$15,699
Cigna Corp., Sr. Unsec’d. Notes	4.000	02/15/22	35	36,194
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920	06/01/47	10	10,215
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500	07/01/57	5	5,369
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47	20	21,253
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700	02/01/45	25	26,332
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	5.000	07/01/42	25	29,394
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	20,714
NYU Hospitals Center, Sec’d. Notes	4.368	07/01/47	15	15,648
Providence St. Joseph Health Obligated Group, Unsec’d. Notes	2.746	10/01/26	50	47,486
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750	10/15/47	5	4,969

				471,024

Insurance 0.9%
American International Group, Inc., Sr. Unsec’d. Notes	4.500	07/16/44	50	51,672
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	5	5,112
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125	03/15/26	80	79,038
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	30	39,098
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.500	03/30/20	65	68,865
MetLife, Inc., Sr. Unsec’d. Notes	7.717	02/15/19	60	63,365
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600	08/01/43	15	16,871

				324,021

Internet 0.0%
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A	2.800	08/22/24	15	14,696

Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.125	06/15/26	45	43,402

Machinery-Construction & Mining 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	06/26/22	45	44,531

See Notes to Financial Statements.

Prudential Day One Underlying Funds	33

Prudential Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Machinery-Diversified 0.3%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN	2.650%	06/24/24	10	$9,746
Sr. Unsec’d. Notes, MTN	2.800	03/06/23	65	64,498
Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	35	34,281

				108,525

Media 1.4%
21st Century Fox America, Inc., Gtd. Notes	5.400	10/01/43	60	73,170
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484	10/23/45	50	58,374
Comcast Corp.,
Gtd. Notes	3.000	02/01/24	30	29,772
Gtd. Notes	4.600	08/15/45	65	71,129
Discovery Communications LLC, Gtd. Notes	5.000	09/20/37	5	5,107
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.500	06/15/22	50	49,944
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750	02/14/19	25	26,532
Time Warner, Inc., Gtd. Notes	3.550	06/01/24	100	100,191
Viacom, Inc.,
Sr. Unsec’d. Notes	3.875	04/01/24	20	20,185
Sr. Unsec’d. Notes	5.850	09/01/43	10	11,111
Walt Disney Co. (The), Sr. Unsec’d. Notes	2.750	08/16/21	50	50,324

				495,839

Mining 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	5	6,159
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000	09/30/43	10	12,024
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750	06/15/25	45	46,388

				64,571

Miscellaneous Manufacturing 0.7%
General Electric Co., Sr. Unsec’d. Notes	2.700	10/09/22	155	152,091
Sr. Unsec’d. Notes, GMTN	3.150	09/07/22	95	94,852

				246,943

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas 1.9%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.550%	03/15/26	15	$16,729
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	25	25,082
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.245	05/06/22	60	61,072
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.250	06/15/37	10	10,383
Chevron Corp., Sr. Unsec’d. Notes	1.961	03/03/20	150	148,605
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	5	5,446
ConocoPhillips Co., Gtd. Notes	4.950	03/15/26	30	33,423
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	20	23,577
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500	08/15/34	20	24,672
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	25	25,407
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	20	21,626
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/41	20	24,141
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125	02/15/22	40	40,454
Petroleos Mexicanos (Mexico), Gtd. Notes	4.250	01/15/25	40	39,580
Gtd. Notes, 144A	6.500	03/13/27	15	16,408
Gtd. Notes	6.500	06/02/41	20	20,549
Shell International Finance BV (Netherlands), Gtd. Notes	2.125	05/11/20	125	124,040

				661,194

Oil & Gas Services 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes, 144A	4.080	12/15/47	5	4,942
Halliburton Co., Sr. Unsec’d. Notes	4.750	08/01/43	25	27,544

				32,486

Pharmaceuticals 1.5%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600	05/14/25	60	60,555
Allergan Funding SCS, Gtd. Notes	3.800	03/15/25	20	20,081
Gtd. Notes	4.750	03/15/45	21	22,161
Express Scripts Holding Co., Gtd. Notes	4.500	02/25/26	15	15,643
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850	05/08/22	45	45,135
Johnson & Johnson, Sr. Unsec’d. Notes	2.450	03/01/26	25	23,886
Sr. Unsec’d. Notes	3.625	03/03/37	20	20,519
McKesson Corp., Sr. Unsec’d. Notes	6.000	03/01/41	10	12,014

See Notes to Financial Statements.

Prudential Day One Underlying Funds	35

Prudential Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Merck & Co., Inc., Sr. Unsec’d. Notes	2.400%	09/15/22	100	$98,479
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400	05/06/44	40	45,006
Pfizer, Inc., Sr. Unsec’d. Notes	3.000	12/15/26	14	13,788
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875	09/23/23	65	63,036
Wyeth LLC, Gtd. Notes	6.450	02/01/24	60	71,047
Zoetis, Inc., Sr. Unsec’d. Notes	3.000	09/12/27	5	4,791

				516,141

Pipelines 0.6%
Energy Transfer LP, Sr. Unsec’d. Notes	4.900	03/15/35	30	29,669
Enterprise Products Operating LLC, Gtd. Notes	3.750	02/15/25	80	81,630
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	10/03/47	10	10,089
MPLX LP, Sr. Unsec’d. Notes	4.500	07/15/23	20	20,899
ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	35	35,016
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	10	10,646
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.750	03/01/28	10	9,892
Williams Partners LP, Sr. Unsec’d. Notes	3.750	06/15/27	30	29,789

				227,630

Real Estate Investment Trusts (REITs) 0.4%
Boston Properties LP, Sr. Unsec’d. Notes	3.850	02/01/23	20	20,629
Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	20	18,946
Simon Property Group LP, Sr. Unsec’d. Notes	3.375	10/01/24	90	90,539
Ventas Realty LP, Gtd. Notes	3.850	04/01/27	15	14,952

				145,066

Retail 0.8%
CVS Health Corp., Sr. Unsec’d. Notes	3.875	07/20/25	25	25,226
Sr. Unsec’d. Notes	5.125	07/20/45	15	16,767
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750	02/15/24	125	130,044
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100	05/03/27	20	19,594
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	2.625	01/15/22	45	44,613
Sr. Unsec’d. Notes, MTN	4.700	12/09/35	25	27,827

				264,071

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Software 1.3%
Fidelity National Information Services, Inc., Gtd. Notes	3.875%	06/05/24	10	$10,294
Fiserv, Inc., Sr. Unsec’d. Notes	3.850	06/01/25	35	35,993
Microsoft Corp., Sr. Unsec’d. Notes	2.875	02/06/24	220	218,577
Sr. Unsec’d. Notes	4.100	02/06/37	10	10,868
Oracle Corp., Sr. Unsec’d. Notes	2.650	07/15/26	130	123,614
Sr. Unsec’d. Notes	2.950	05/15/25	50	49,226

				448,572

Telecommunications 1.2%
AT&T, Inc., Sr. Unsec’d. Notes	3.600	02/17/23	95	95,977
Sr. Unsec’d. Notes	3.950	01/15/25	30	30,279
Sr. Unsec’d. Notes	4.750	05/15/46	75	72,650
Sr. Unsec’d. Notes	5.300	08/14/58	2	2,021
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125	12/15/30	25	36,919
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.900	03/04/21	60	60,492
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.376	02/15/25	30	29,743
Sr. Unsec’d. Notes	4.500	08/10/33	10	10,253
Sr. Unsec’d. Notes	4.522	09/15/48	78	77,766

				416,100

Textiles 0.1%
Cintas Corp. No 2, Gtd. Notes	3.700	04/01/27	20	20,355

Transportation 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.750	04/01/24	75	78,571
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900	06/15/19	45	47,015
Union Pacific Corp., Sr. Unsec’d. Notes	3.000	04/15/27	20	19,711
Sr. Unsec’d. Notes	3.600	09/15/37	10	10,078

				155,375

See Notes to Financial Statements.

Prudential Day One Underlying Funds	37

Prudential Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Water 0.1%
American Water Capital Corp., Sr. Unsec’d. Notes	2.950%	09/01/27	20	$19,385

TOTAL CORPORATE BONDS (cost $9,091,472)				9,077,628

MUNICIPAL BONDS 0.9%

Arizona 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	20	23,270

California 0.4%
Los Angeles Department of Water & Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	20	25,768
State of California, General Obligation Unlimited, BABs	7.550	04/01/39	65	101,033

				126,801

Maryland 0.1%
Maryland State Transportation Authority, Revenue Bonds, BABs	5.888	07/01/43	40	51,854

New Jersey 0.2%
New Jersey Turnpike Authority, Revenue Bonds, Series F, BABs	7.414	01/01/40	50	75,810

New York 0.1%
New York City Water & Sewer System, Revenue Bonds, BABs	5.882	06/15/44	20	26,967

Ohio 0.0%
Ohio State University (The), Revenue Bonds	4.048	12/01/56	12	12,361

TOTAL MUNICIPAL BONDS (cost $302,531)				317,063

SOVEREIGN BONDS 0.7%
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	3.250	09/14/21	100	102,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750	03/08/44	76	75,924
Province of Quebec (Canada), Deb. Notes	7.125	02/09/24	40	48,510

TOTAL SOVEREIGN BONDS (cost $222,325)				226,434

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS 29.1%
Federal Home Loan Banks	1.375%	09/28/20	120	$117,191
Federal Home Loan Mortgage Corp.	1.375	08/15/19	105	103,847
Federal Home Loan Mortgage Corp.	1.500	01/17/20	50	49,371
Federal Home Loan Mortgage Corp.	1.625	09/29/20	75	73,677
Federal Home Loan Mortgage Corp.	2.000	01/01/32	51	48,975
Federal Home Loan Mortgage Corp.	3.000	01/01/37	29	28,802
Federal Home Loan Mortgage Corp.	3.000	12/01/42	214	211,053
Federal Home Loan Mortgage Corp.	3.000	11/01/46	92	90,288
Federal Home Loan Mortgage Corp.	3.000	01/01/47	164	160,891
Federal Home Loan Mortgage Corp.	3.500	06/01/42	77	77,746
Federal Home Loan Mortgage Corp.	3.500	11/01/47	149	150,915
Federal Home Loan Mortgage Corp.	3.500	TBA	250	252,012
Federal Home Loan Mortgage Corp.	4.000	05/01/46	241	249,413
Federal National Mortgage Assoc.	1.875	09/24/26	115	106,451
Federal National Mortgage Assoc.	2.375	01/19/23	65	64,348
Federal National Mortgage Assoc.	2.500	09/01/46	87	81,689
Federal National Mortgage Assoc.	3.000	12/01/36	94	93,519
Federal National Mortgage Assoc.	3.000	10/01/42	34	33,584
Federal National Mortgage Assoc.	3.000	02/01/43	447	440,265
Federal National Mortgage Assoc.	3.000	04/01/43	146	143,856
Federal National Mortgage Assoc.	3.000	01/01/47	500	490,519
Federal National Mortgage Assoc.	3.000	TBA	1,250	1,256,396
Federal National Mortgage Assoc.	3.500	08/01/31	84	85,992
Federal National Mortgage Assoc.	3.500	03/01/42	214	217,565
Federal National Mortgage Assoc.	3.500	01/01/42	229	232,596
Federal National Mortgage Assoc.	3.500	11/01/42	125	126,604
Federal National Mortgage Assoc.	3.500	08/01/43	177	179,375
Federal National Mortgage Assoc.	3.500	03/01/45	416	419,902
Federal National Mortgage Assoc.	3.500	01/01/46	91	91,724
Federal National Mortgage Assoc.	3.500	12/01/46	96	97,127
Federal National Mortgage Assoc.	4.000	01/01/41	373	387,231
Federal National Mortgage Assoc.	4.000	04/01/41	195	202,255
Federal National Mortgage Assoc.	4.000	TBA	250	257,798
Federal National Mortgage Assoc.	4.500	03/01/41	190	201,583
Federal National Mortgage Assoc.	4.500	02/01/44	215	227,219
Federal National Mortgage Assoc.	4.500	01/01/45	225	238,304
Federal National Mortgage Assoc.	5.000	11/01/35	235	253,689
Federal National Mortgage Assoc.	5.000	06/01/40	60	64,209
Federal National Mortgage Assoc.	5.000	03/01/42	115	123,871
Government National Mortgage Assoc.	2.500	12/20/46	46	44,399
Government National Mortgage Assoc.	3.000	01/20/43	213	212,178
Government National Mortgage Assoc.	3.000	07/20/46	229	227,332

See Notes to Financial Statements.

Prudential Day One Underlying Funds	39

Prudential Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.000%	09/20/46	228	$226,127
Government National Mortgage Assoc.	3.500	12/20/42	425	435,451
Government National Mortgage Assoc.	3.500	01/20/44	85	86,542
Government National Mortgage Assoc.	3.500	04/20/45	99	101,212
Government National Mortgage Assoc.	3.500	07/20/46	357	364,257
Government National Mortgage Assoc.	4.000	12/20/45	260	271,656
Government National Mortgage Assoc.	4.000	10/20/46	16	17,096
Government National Mortgage Assoc.	4.000	03/20/47	177	183,732
Government National Mortgage Assoc.	4.500	04/20/41	44	46,779
Government National Mortgage Assoc.	4.500	12/20/44	104	109,866
Government National Mortgage Assoc.	4.500	11/20/46	70	74,045
Government National Mortgage Assoc.	4.500	01/20/47	22	22,918
Government National Mortgage Assoc.	5.500	12/15/33	28	30,360

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $10,324,317)				10,185,802

U.S. TREASURY OBLIGATIONS 39.2%
U.S. Treasury Bonds	2.750	08/15/47	165	158,645
U.S. Treasury Bonds	2.875	05/15/43	135	133,935
U.S. Treasury Bonds	2.875	08/15/45	430	424,995
U.S. Treasury Bonds	2.875	11/15/46	115	113,495
U.S. Treasury Bonds	3.000	05/15/45	1,050	1,063,166
U.S. Treasury Bonds	3.625	08/15/43	330	371,766
U.S. Treasury Bonds	3.750	11/15/43	120	137,930
U.S. Treasury Bonds	4.250	11/15/40	135	165,612
U.S. Treasury Notes	2.250	11/15/27	80	76,778
U.S. Treasury Notes	1.000	11/15/19	170	166,706
U.S. Treasury Notes	1.250	06/30/19	1,015	1,003,859
U.S. Treasury Notes	1.375	09/30/19	890	879,501
U.S. Treasury Notes	1.375	04/30/21	600	581,766
U.S. Treasury Notes	1.375	05/31/21	330	319,571
U.S. Treasury Notes	1.500	01/31/19	1,020	1,015,418
U.S. Treasury Notes	1.625	04/30/19	685	681,655
U.S. Treasury Notes	1.625	06/30/20	925	911,992
U.S. Treasury Notes	1.625	04/30/23	90	85,908
U.S. Treasury Notes	1.750	03/31/22	55	53,475
U.S. Treasury Notes	1.875	04/30/22	140	136,620
U.S. Treasury Notes	1.875	09/30/22	197	191,490
U.S. Treasury Notes	2.000	11/30/20	935	927,476
U.S. Treasury Notes	2.000	01/15/21	540	535,549
U.S. Treasury Notes	2.000	11/30/22	230	224,573
U.S. Treasury Notes	2.125	06/30/21	80	79,353
U.S. Treasury Notes	2.125	09/30/21	260	257,400
U.S. Treasury Notes	2.125	06/30/22	365	359,511
U.S. Treasury Notes	2.125	12/31/22	195	191,367
U.S. Treasury Notes	2.125	05/15/25	345	332,332

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.250%	02/15/27	195	$187,649
U.S. Treasury Notes	2.375	01/31/23	300	297,867
U.S. Treasury Notes	2.375	08/15/24	860	845,891
U.S. Treasury Notes	2.500	01/31/25	225	222,671
U.S. Treasury Notes	2.625	11/15/20	590	595,301

TOTAL U.S. TREASURY OBLIGATIONS (cost $13,896,482)				13,731,223

TOTAL LONG-TERM INVESTMENTS (cost $35,035,679)				34,723,875

			Shares

SHORT-TERM INVESTMENT 4.2%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,473,961)(w)			1,473,961	1,473,961

TOTAL INVESTMENTS 103.4% (cost $36,509,640)				36,197,836
Liabilities in excess of other assets (3.4)%				(1,203,702)

NET ASSETS 100.0%				$34,994,134

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Underlying Funds	41

Prudential Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$1,185,725	$—
Corporate Bonds	—	9,077,628	—
Municipal Bonds	—	317,063	—
Sovereign Bonds	—	226,434	—
U.S. Government Agency Obligations	—	10,185,802	—
U.S. Treasury Obligations	—	13,731,223	—
Affiliated Mutual Fund	1,473,961	—	—

Total	$1,473,961	$34,723,875	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

U.S. Treasury Obligations	39.2%
U.S. Government Agency Obligations	29.1
Banks	4.6
Affiliated Mutual Fund	4.2
Commercial Mortgage-Backed Securities	3.4
Oil & Gas	1.9
Pharmaceuticals	1.5
Electric	1.5
Media	1.4
Healthcare-Services	1.3
Software	1.3
Telecommunications	1.2
Computers	1.0
Insurance	0.9
Municipal Bonds	0.9
Retail	0.8
Healthcare-Products	0.8
Miscellaneous Manufacturing	0.7
Beverages	0.7
Sovereign Bonds	0.7
Pipelines	0.6
Chemicals	0.6
Biotechnology	0.6
Auto Manufacturers	0.6
Agriculture	0.5%
Transportation	0.4
Real Estate Investment Trusts (REITs)	0.4
Forest Products & Paper	0.4
Diversified Financial Services	0.4
Aerospace & Defense	0.3
Machinery-Diversified	0.3
Mining	0.2
Gas	0.2
Foods	0.1
Machinery-Construction & Mining	0.1
Lodging	0.1
Oil & Gas Services	0.1
Airlines	0.1
Textiles	0.1
Water	0.1
Commercial Services	0.1
Internet	0.0 *

103.4
Liabilities in excess of other assets	(3.4)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

42

Prudential TIPS Fund

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 98.9%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/19	625	$657,426
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/20	925	970,032
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/21	1,265	1,304,437
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	2,090	2,253,809
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/22	325	324,841
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	1,640	1,724,501
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	555	566,318
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	695	695,344
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	1,230	1,310,048
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	850	884,975
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	20	20,695
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	210	228,148
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	465	482,191
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	5	5,222
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	415	454,806
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	615	710,103
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	01/15/20	825	963,063
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	950	1,144,856
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	480	626,215
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	835	1,152,090
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	01/15/19	265	310,904
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	135	197,899
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	215	313,246
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	1,475	2,172,338
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	285	402,416
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	365	501,241
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	15	28,364
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	425	838,565
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	370	746,330

TOTAL LONG-TERM INVESTMENTS (cost $22,017,090)				21,990,423

See Notes to Financial Statements.

Prudential Day One Underlying Funds	43

Prudential TIPS Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $86,282)(w)	86,282	$86,282

TOTAL INVESTMENTS 99.3% (cost $22,103,372)		22,076,705
Other assets in excess of liabilities 0.7%		161,357

NET ASSETS 100.0%		$22,238,062

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$21,990,423	$—
Affiliated Mutual Fund	86,282	—	—

Total	$86,282	$21,990,423	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

44

Sector Allocations:

The sector allocations of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2018 were as follow:

U.S. Treasury Obligations	98.9%
Affiliated Mutual Fund	0.4

99.3
Other assets in excess of liabilities	0.7

100.0%

See Notes to Financial Statements.

Prudential Day One Underlying Funds	45

Prudential Commodity Strategies Fund

Consolidated Schedule of Investments

(unaudited)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS 99.7%

U.S. TREASURY OBLIGATIONS(n) 85.1%
U.S. Treasury Bills	1.283%	03/01/18	8,400	$8,390,845
U.S. Treasury Bills	1.289	03/08/18	1,500	1,498,033
U.S. Treasury Bills	1.326	03/29/18	1,400	1,397,130
U.S. Treasury Bills(k)	1.385	04/05/18	500	498,837
U.S. Treasury Bills(bb)(k)	1.385	04/05/18	800	798,138
U.S. Treasury Bills(bb)(k)	1.385	04/12/18	400	398,937
U.S. Treasury Bills(bb)(k)	1.407	04/12/18	1,000	997,343

TOTAL U.S. TREASURY OBLIGATIONS (cost $13,979,950)				13,979,263

			Shares

UNAFFILIATED FUND 14.6%
Dreyfus Treasury Securities Cash Management(bb) (cost $2,396,683)			2,396,683	2,396,683

TOTAL INVESTMENTS 99.7% (cost $16,376,633)				16,375,946
Other assets in excess of liabilities(z) 0.3%				55,835

NET ASSETS 100.0%				$16,431,781

See the Glossary for abbreviations are used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Commodity futures contracts outstanding at January 31, 2018(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
11	Brent Crude	May 2018	$754,270	$3,670
5	Brent Crude	Jul. 2018	339,350	(5,390)
5	Brent Crude	Sep. 2018	335,550	5,930

See Notes to Financial Statements.

46

Commodity futures contracts outstanding at January 31, 2018(1) (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions: (cont’d.)
9	Coffee ‘C’	Mar. 2018	$411,244	$(20,644)
1	Coffee ‘C’	Dec. 2018	49,632	(806)
11	Copper	Mar. 2018	878,762	18,934
3	Copper	Dec. 2018	244,576	4,838
61	Corn	Mar. 2018	1,102,575	13,700
3	Cotton No. 2	Mar. 2018	115,920	12,960
1	Cotton No. 2	Dec. 2018	37,255	(210)
6	Gasoline RBOB	Mar. 2018	477,212	36,288
2	Gasoline RBOB	Sep. 2018	165,883	1,029
7	Gold 100 OZ	Apr. 2018	940,170	12,070
2	Gold 100 OZ	Aug. 2018	270,780	5,130
12	Hard Red Winter Wheat	Mar. 2018	280,350	13,600
6	Lean Hogs	Apr. 2018	173,400	(7,990)
1	Lean Hogs	Oct. 2018	28,010	(260)
7	Live Cattle	Apr. 2018	344,190	10,570
2	Live Cattle	Aug. 2018	89,840	2,830
1	LME Nickel	Feb. 2018	81,393	17,661
5	LME Nickel	Mar. 2018	407,385	74,739
6	LME Nickel	Jun. 2018	490,734	104,295
1	LME Nickel	Aug. 2018	81,999	5,019
2	LME Nickel	Dec. 2018	164,802	11,769
13	LME PRI Aluminum	Mar. 2018	719,469	71,116
7	LME PRI Aluminum	Jun. 2018	389,725	14,084
2	LME PRI Aluminum	Sep. 2018	111,850	3,996
4	LME Zinc	Mar. 2018	354,950	55,174
1	LME Zinc	May 2018	88,463	19,239
3	LME Zinc	Jun. 2018	264,938	36,873
1	LME Zinc	Jul. 2018	88,175	9,845
2	LME Zinc	Oct. 2018	175,150	15,159
32	Natural Gas	Mar. 2018	958,400	80,690
7	Natural Gas	Apr. 2018	200,200	7,190
1	Natural Gas	May 2018	28,540	330
12	Natural Gas	Dec. 2018	371,520	8,105
29	No. 2 Soft Red Winter Wheat	Mar. 2018	655,038	10,678
5	NY Harbor ULSD	Mar. 2018	433,944	31,790
1	NY Harbor ULSD	May 2018	85,705	542

See Notes to Financial Statements.

Prudential Day One Underlying Funds	47

Prudential Commodity Strategies Fund

Consolidated Schedule of Investments

(unaudited) (continued)

as of January 31, 2018

Commodity futures contracts outstanding at January 31, 2018(1) (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions (cont’d.)
7	Silver	Mar. 2018	$603,435	$13,670
2	Silver	Dec. 2018	176,490	3,735
21	Soybean	Mar. 2018	1,045,538	6,563
16	Soybean Meal	Mar. 2018	540,480	7,700
16	Soybean Oil	Mar. 2018	317,472	(8,676)
6	Soybean Oil	Jul. 2018	120,528	(4,008)
32	Sugar #11 (World)	Mar. 2018	474,163	(47,130)
5	Sugar #11 (World)	Jul. 2018	76,552	(4,077)
12	WTI Crude	Mar. 2018	776,760	88,410
4	WTI Crude	Jul. 2018	254,120	(1,000)
6	WTI Crude	Sep. 2018	374,940	19,000

				758,730

	Short Positions:
1	LME Nickel	Feb. 2018	81,393	(27,915)
5	LME Nickel	Jun. 2018	408,945	(57,459)
1	LME Nickel	Aug. 2018	81,999	(6,240)
6	LME PRI Aluminum	Mar. 2018	332,063	(25,664)
2	LME PRI Aluminum	Jun. 2018	111,350	(4,144)
1	LME Zinc	Mar. 2018	88,738	(19,244)
1	LME Zinc	May 2018	88,463	(17,363)
2	LME Zinc	Jun. 2018	176,625	(13,800)
1	LME Zinc	Jul. 2018	88,175	(11,331)

				(183,160)

				$575,570

Cash of $255,810 and securities with a market value of $1,197,075 have been segregated with Morgan Stanley to cover requirements for open futures contracts at January 31, 2018.

(1)	Represents positions held in the Cayman Subsidiary.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

48

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$13,979,263	$—
Unaffiliated Fund	2,396,683	—	—
Other Financial Instruments*
Commodity Futures Contracts	575,570	—	—

Total	$2,972,253	$13,979,263	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and exchange traded swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2018 were as follows:

U.S. Treasury Obligations	85.1%
Unaffiliated Fund	14.6

99.7
Other assets in excess of liabilities	0.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance

See Notes to Financial Statements.

Prudential Day One Underlying Funds	49

Prudential Commodity Strategies Fund

Consolidated Schedule of Investments

(unaudited) (continued)

as of January 31, 2018

as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2018 as presented in the Consolidated Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due from/to broker— variation margin futures	$858,921	*	Due from/to broker— variation margin futures	$283,351	*

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended January 31, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$937,918

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$209,420

For the six months ended January 31, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$16,630,847	$1,644,061

(1)	Notional Amount in USD.

See Notes to Financial Statements.

50

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 98.3%

COMMON STOCKS 95.8%

Aerospace & Defense 2.6%
AAR Corp.	20	$809
Aerojet Rocketdyne Holdings, Inc.*	60	1,650
Aerovironment, Inc.*	24	1,233
Arconic, Inc.	430	12,926
Axon Enterprise, Inc.*	30	794
Boeing Co. (The)	604	214,040
Cubic Corp.	20	1,161
Curtiss-Wright Corp.	48	6,272
Engility Holdings, Inc.*	20	523
Esterline Technologies Corp.*	30	2,207
General Dynamics Corp.	303	67,411
Harris Corp.	130	20,719
Huntington Ingalls Industries, Inc.	50	11,877
KLX, Inc.*	50	3,533
L3 Technologies, Inc.	92	19,546
Lockheed Martin Corp.	269	95,455
Mercury Systems, Inc.*	50	2,401
Moog, Inc., (Class A Stock)*	38	3,422
National Presto Industries, Inc.	8	813
Northrop Grumman Corp.	190	64,701
Orbital ATK, Inc.	60	7,914
Raytheon Co.	312	65,189
Rockwell Collins, Inc.	180	24,928
Teledyne Technologies, Inc.*	39	7,446
Textron, Inc.	280	16,428
TransDigm Group, Inc.	52	16,479
Triumph Group, Inc.	40	1,166
United Technologies Corp.	795	109,718

		780,761

Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.*	30	1,689
C.H. Robinson Worldwide, Inc.	156	14,268
Echo Global Logistics, Inc.*	20	584
Expeditors International of Washington, Inc.	200	12,990
FedEx Corp.	265	69,557
Forward Air Corp.	40	2,428
Hub Group, Inc., (Class A Stock)*	30	1,441
United Parcel Service, Inc., (Class B Stock)	730	92,944

		195,901

See Notes to Financial Statements.

Prudential Day One Underlying Funds	51

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Airlines 0.5%
Alaska Air Group, Inc.	143	$9,399
Allegiant Travel Co.	18	2,867
American Airlines Group, Inc.	456	24,770
Delta Air Lines, Inc.	700	39,739
Hawaiian Holdings, Inc.	50	1,868
JetBlue Airways Corp.*	300	6,258
SkyWest, Inc.	60	3,345
Southwest Airlines Co.	590	35,872
United Continental Holdings, Inc.*	270	18,311

		142,429

Auto Components 0.3%
American Axle & Manufacturing Holdings, Inc.*	50	883
Aptiv PLC	280	26,567
BorgWarner, Inc.	220	12,377
Cooper Tire & Rubber Co.	53	2,072
Cooper-Standard Holdings, Inc.*	20	2,492
Dana, Inc.	160	5,278
Delphi Technologies PLC*	93	5,136
Dorman Products, Inc.*	40	3,018
Fox Factory Holding Corp.*	40	1,534
Gentex Corp.	270	6,394
Gentherm, Inc.*	20	640
Goodyear Tire & Rubber Co. (The)	250	8,705
LCI Industries	25	2,756
Motorcar Parts of America, Inc.*	20	544
Standard Motor Products, Inc.	10	479
Superior Industries International, Inc.	20	337

		79,212

Automobiles 0.4%
Ford Motor Co.	4,110	45,087
General Motors Co.	1,360	57,677
Harley-Davidson, Inc.	180	8,723
Thor Industries, Inc.	54	7,380
Winnebago Industries, Inc.	30	1,363

		120,230

Banks 6.5%
Ameris Bancorp	40	2,142
Associated Banc-Corp.	160	3,960

See Notes to Financial Statements.

52

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Banc of California, Inc.	30	$591
BancorpSouth Bank	70	2,349
Bank of America Corp.	10,296	329,472
Bank of Hawaii Corp.	40	3,347
Bank of the Ozarks	130	6,494
Banner Corp.	30	1,630
BB&T Corp.	840	46,360
Boston Private Financial Holdings, Inc.	40	616
Brookline Bancorp, Inc.	33	528
Cathay General Bancorp	70	3,062
Central Pacific Financial Corp.	20	591
Chemical Financial Corp.	70	4,089
Citigroup, Inc.	2,820	221,314
Citizens Financial Group, Inc.	526	24,143
City Holding Co.	10	688
Columbia Banking System, Inc.	75	3,231
Comerica, Inc.	200	19,044
Commerce Bancshares, Inc.	96	5,617
Community Bank System, Inc.	52	2,772
Cullen/Frost Bankers, Inc.	60	6,385
Customers Bancorp, Inc.*	20	613
CVB Financial Corp.	80	1,872
East West Bancorp, Inc.	160	10,546
Fidelity Southern Corp.	20	479
Fifth Third Bancorp	730	24,163
First BanCorp. (Puerto Rico)*	100	600
First Commonwealth Financial Corp.	40	579
First Financial Bancorp	40	1,140
First Financial Bankshares, Inc.	60	2,787
First Horizon National Corp.	330	6,554
First Midwest Bancorp, Inc.	90	2,237
FNB Corp.	310	4,449
Fulton Financial Corp.	140	2,548
Glacier Bancorp, Inc.	73	2,863
Great Western Bancorp, Inc.	56	2,360
Hancock Holding Co.	102	5,477
Hanmi Financial Corp.	20	630
Home BancShares, Inc.	130	3,121
Hope Bancorp, Inc.	110	2,094
Huntington Bancshares, Inc.	1,110	17,960
Independent Bank Corp.	35	2,497
International Bancshares Corp.	50	2,075

See Notes to Financial Statements.

Prudential Day One Underlying Funds	53

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co.	3,695	$427,401
KeyCorp	1,110	23,754
LegacyTexas Financial Group, Inc.	40	1,762
M&T Bank Corp.	162	30,906
MB Financial, Inc.	90	3,850
National Bank Holdings Corp., (Class A Stock)	10	332
NBT Bancorp, Inc.	40	1,476
OFG Bancorp (Puerto Rico)	40	456
Old National Bancorp	110	1,903
Opus Bank*	20	542
Pacific Premier Bancorp, Inc.*	40	1,630
PacWest Bancorp	130	6,816
People’s United Financial, Inc.	320	6,294
Pinnacle Financial Partners, Inc.	80	5,064
PNC Financial Services Group, Inc. (The)	509	80,432
Prosperity Bancshares, Inc.	70	5,306
Regions Financial Corp.	1,220	23,461
S&T Bancorp, Inc.	36	1,453
ServisFirst Bancshares, Inc.	50	2,121
Signature Bank*	60	9,240
Simmons First National Corp., (Class A Stock)	40	2,354
Southside Bancshares, Inc.	21	721
Sterling Bancorp	215	5,321
SunTrust Banks, Inc.	510	36,057
SVB Financial Group*	57	14,053
Synovus Financial Corp.	130	6,551
TCF Financial Corp.	140	3,003
Texas Capital Bancshares, Inc.*	50	4,740
Tompkins Financial Corp.	10	824
Trustmark Corp.	60	1,907
U.S. Bancorp	1,670	95,424
UMB Financial Corp.	46	3,504
Umpqua Holdings Corp.	200	4,330
United Bankshares, Inc.	119	4,379
United Community Banks, Inc.	60	1,901
Valley National Bancorp	220	2,765
Webster Financial Corp.	100	5,662
Wells Fargo & Co.	4,728	311,008
Westamerica Bancorporation	30	1,781
Wintrust Financial Corp.	70	6,013
Zions Bancorporation	214	11,562

		1,944,128

See Notes to Financial Statements.

54

Description	Shares	Value
COMMON STOCKS (Continued)

Beverages 1.7%
Boston Beer Co., Inc. (The), (Class A Stock)*	10	$1,899
Brown-Forman Corp., (Class B Stock)	210	14,553
Coca-Cola Bottling Co. Consolidated	12	2,430
Coca-Cola Co. (The)	4,090	194,643
Constellation Brands, Inc., (Class A Stock)	188	41,260
Dr. Pepper Snapple Group, Inc.	190	22,677
Molson Coors Brewing Co., (Class B Stock)	200	16,804
Monster Beverage Corp.*	450	30,704
PepsiCo, Inc.	1,515	182,254

		507,224

Biotechnology 2.6%
AbbVie, Inc.	1,697	190,437
Acorda Therapeutics, Inc.*	20	519
Alexion Pharmaceuticals, Inc.*	244	29,114
AMAG Pharmaceuticals, Inc.*	20	287
Amgen, Inc.	772	143,631
Biogen, Inc.*	225	78,257
Bioverativ, Inc.*	122	12,573
Celgene Corp.*	842	85,177
Cytokinetics, Inc.*	30	276
Eagle Pharmaceuticals, Inc.*	8	478
Emergent BioSolutions, Inc.*	40	1,952
Enanta Pharmaceuticals, Inc.*	16	1,359
Gilead Sciences, Inc.	1,394	116,817
Incyte Corp.*	190	17,155
Ligand Pharmaceuticals, Inc.*	25	3,940
MiMedx Group, Inc.*	50	838
Momenta Pharmaceuticals, Inc.*	40	680
Myriad Genetics, Inc.*	60	2,213
Progenics Pharmaceuticals, Inc.*	30	176
Regeneron Pharmaceuticals, Inc.*	82	30,065
Repligen Corp.*	40	1,415
Spectrum Pharmaceuticals, Inc.*	65	1,400
United Therapeutics Corp.*	50	6,450
Vertex Pharmaceuticals, Inc.*	270	45,055

		770,264

Building Products 0.4%
A.O. Smith Corp.	160	10,685
AAON, Inc.	33	1,201
Allegion PLC	100	8,611

See Notes to Financial Statements.

Prudential Day One Underlying Funds	55

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Building Products (cont’d.)
American Woodmark Corp.*	14	$1,902
Apogee Enterprises, Inc.	24	1,092
Fortune Brands Home & Security, Inc.	170	12,058
Gibraltar Industries, Inc.*	26	965
Griffon Corp.	20	401
Insteel Industries, Inc.	10	313
Johnson Controls International PLC	970	37,956
Lennox International, Inc.	40	8,716
Masco Corp.	340	15,184
Patrick Industries, Inc.*	30	1,922
PGT Innovations, Inc.*	40	638
Quanex Building Products Corp.	30	621
Simpson Manufacturing Co., Inc.	40	2,350
Trex Co., Inc.*	37	4,129
Universal Forest Products, Inc.	60	2,240

		110,984

Capital Markets 3.0%
Affiliated Managers Group, Inc.	63	12,577
Ameriprise Financial, Inc.	166	28,004
Bank of New York Mellon Corp. (The)	1,090	61,803
BlackRock, Inc.	138	77,528
Cboe Global Markets, Inc.	123	16,530
Charles Schwab Corp. (The)	1,270	67,742
CME Group, Inc.	366	56,174
Donnelley Financial Solutions, Inc.*	20	429
E*TRADE Financial Corp.*	280	14,756
Eaton Vance Corp.	130	7,514
Evercore, Inc., (Class A Stock)	50	5,028
FactSet Research Systems, Inc.	45	9,031
Federated Investors, Inc., (Class B Stock)	110	3,815
Financial Engines, Inc.	55	1,565
Franklin Resources, Inc.	350	14,843
Goldman Sachs Group, Inc. (The)	382	102,334
Greenhill & Co., Inc.	20	371
Interactive Brokers Group, Inc., (Class A Stock)	85	5,439
Intercontinental Exchange, Inc.	620	45,781
INTL. FCStone, Inc.*	20	870
Invesco Ltd.	440	15,897
Investment Technology Group, Inc.	30	641
Janus Henderson Group PLC (United Kingdom)	178	7,010
Legg Mason, Inc.	80	3,410

See Notes to Financial Statements.

56

Description	Shares	Value
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
MarketAxess Holdings, Inc.	40	$7,848
Moody’s Corp.	176	28,475
Morgan Stanley	1,490	84,259
MSCI, Inc.	100	13,923
Nasdaq, Inc.	128	10,356
Northern Trust Corp.	227	23,924
Piper Jaffray Cos.	16	1,477
Raymond James Financial, Inc.	146	14,073
S&P Global, Inc.	277	50,165
SEI Investments Co.	150	11,272
State Street Corp.	397	43,737
Stifel Financial Corp.	70	4,726
T. Rowe Price Group, Inc.	260	29,024
Virtus Investment Partners, Inc.	8	1,024
Waddell & Reed Financial, Inc., (Class A Stock)	80	1,840
WisdomTree Investments, Inc.	50	580

		885,795

Chemicals 2.2%
A Schulman, Inc.	20	780
AdvanSix, Inc.*	24	947
Air Products & Chemicals, Inc.	240	40,409
Albemarle Corp.	116	12,944
American Vanguard Corp.	30	635
Ashland Global Holdings, Inc.	60	4,355
Balchem Corp.	30	2,370
Cabot Corp.	60	4,058
Calgon Carbon Corp.	30	641
CF Industries Holdings, Inc.	240	10,186
Chemours Co. (The)	208	10,737
DowDuPont, Inc.	2,501	189,026
Eastman Chemical Co.	150	14,877
Ecolab, Inc.	283	38,963
Flotek Industries, Inc.*	40	220
FMC Corp.	140	12,786
FutureFuel Corp.	30	402
H.B. Fuller Co.	50	2,593
Hawkins, Inc.	10	353
Ingevity Corp.*	50	3,627
Innophos Holdings, Inc.	10	463
Innospec, Inc.	26	1,867
International Flavors & Fragrances, Inc.	88	13,226

See Notes to Financial Statements.

Prudential Day One Underlying Funds	57

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals (cont’d.)
Koppers Holdings, Inc.*	20	$916
Kraton Corp.*	32	1,608
LSB Industries, Inc.*	50	425
LyondellBasell Industries NV, (Class A Stock)	350	41,944
Minerals Technologies, Inc.	38	2,856
Monsanto Co.	470	57,246
Mosaic Co. (The)	390	10,647
NewMarket Corp.	10	3,976
Olin Corp.	160	5,965
PolyOne Corp.	100	4,346
PPG Industries, Inc.	273	32,413
Praxair, Inc.	310	50,062
Quaker Chemical Corp.	20	3,078
Rayonier Advanced Materials, Inc.	40	757
RPM International, Inc.	150	7,830
Scotts Miracle-Gro Co. (The)	50	4,513
Sensient Technologies Corp.	50	3,592
Sherwin-Williams Co. (The)	91	37,957
Stepan Co.	28	2,196
Tredegar Corp.	20	367
Valvoline, Inc.	192	4,733

		643,892

Commercial Services & Supplies 0.5%
ABM Industries, Inc.	50	1,901
Brady Corp., (Class A Stock)	50	1,912
Brink’s Co. (The)	50	4,170
Cintas Corp.	92	15,497
Clean Harbors, Inc.*	55	3,044
Copart, Inc.*	220	9,695
Deluxe Corp.	50	3,713
Essendant, Inc.	30	272
Healthcare Services Group, Inc.	70	3,863
Herman Miller, Inc.	56	2,268
HNI Corp.	40	1,556
Interface, Inc.	30	749
LSC Communications, Inc.	24	328
Matthews International Corp., (Class A Stock)	40	2,240
Mobile Mini, Inc.	30	1,136
MSA Safety, Inc.	37	2,897
Multi-Color Corp.	15	1,163
Pitney Bowes, Inc.	150	2,116

See Notes to Financial Statements.

58

Description	Shares	Value
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
Republic Services, Inc.	250	$17,200
Rollins, Inc.	100	4,934
RR Donnelley & Sons Co.	30	245
Stericycle, Inc.*	86	6,481
Team, Inc.*	20	340
Tetra Tech, Inc.	60	2,982
UniFirst Corp.	20	3,306
US Ecology, Inc.	20	1,045
Viad Corp.	30	1,704
Waste Management, Inc.	437	38,644

		135,401

Communications Equipment 1.0%
ADTRAN, Inc.	20	320
Applied Optoelectronics, Inc.*	20	648
ARRIS International PLC*	190	4,807
CalAmp Corp.*	30	734
Ciena Corp.*	110	2,341
Cisco Systems, Inc.	5,250	218,085
Comtech Telecommunications Corp.	32	692
Digi International, Inc.*	30	311
Extreme Networks, Inc.*	120	1,804
F5 Networks, Inc.*	70	10,118
Harmonic, Inc.*	50	183
InterDigital, Inc.	40	3,122
Juniper Networks, Inc.	390	10,198
Lumentum Holdings, Inc.*	60	2,778
Motorola Solutions, Inc.	183	18,201
NETGEAR, Inc.*	30	2,091
NetScout Systems, Inc.*	70	1,995
Oclaro, Inc.*	160	950
Plantronics, Inc.	32	1,888
ViaSat, Inc.*	55	4,159
Viavi Solutions, Inc.*	190	1,630

		287,055

Construction & Engineering 0.2%
AECOM*	154	6,023
Aegion Corp.*	20	502
Comfort Systems USA, Inc.	37	1,576
Dycom Industries, Inc.*	40	4,668
EMCOR Group, Inc.	60	4,877

See Notes to Financial Statements.

Prudential Day One Underlying Funds	59

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Construction & Engineering (cont’d.)
Fluor Corp.	160	$9,712
Granite Construction, Inc.	40	2,668
Jacobs Engineering Group, Inc.	140	9,724
KBR, Inc.	120	2,441
MYR Group, Inc.*	20	678
Orion Group Holdings, Inc.*	50	376
Quanta Services, Inc.*	150	5,773
Valmont Industries, Inc.	25	4,090

		53,108

Construction Materials 0.1%
Eagle Materials, Inc.	53	5,939
Martin Marietta Materials, Inc.	68	15,516
U.S. Concrete, Inc.*	20	1,557
Vulcan Materials Co.	146	19,768

		42,780

Consumer Finance 0.7%
American Express Co.	766	76,140
Capital One Financial Corp.	515	53,539
Discover Financial Services	388	30,962
Encore Capital Group, Inc.*	20	829
Enova International, Inc.*	40	716
EZCORP, Inc., (Class A Stock)*	40	472
FirstCash, Inc.	50	3,655
Green Dot Corp., (Class A Stock)*	60	3,676
Navient Corp.	220	3,135
PRA Group, Inc.*	50	1,788
SLM Corp.*	420	4,805
Synchrony Financial	790	31,347
World Acceptance Corp.*	10	1,181

		212,245

Containers & Packaging 0.4%
AptarGroup, Inc.	70	6,119
Avery Dennison Corp.	100	12,268
Ball Corp.	380	14,546
Bemis Co., Inc.	110	5,141
Greif, Inc., (Class A Stock)	28	1,655
International Paper Co.	440	27,659
Myers Industries, Inc.	30	630

See Notes to Financial Statements.

60

Description	Shares	Value
COMMON STOCKS (Continued)

Containers & Packaging (cont’d.)
Owens-Illinois, Inc.*	130	$3,019
Packaging Corp. of America	100	12,563
Sealed Air Corp.	180	8,523
Silgan Holdings, Inc.	70	2,092
Sonoco Products Co.	100	5,431
WestRock Co.	280	18,657

		118,303

Distributors 0.1%
Core-Mark Holding Co., Inc.	30	663
Genuine Parts Co.	166	17,275
LKQ Corp.*	330	13,870
Pool Corp.	51	6,897

		38,705

Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	60	2,760
American Public Education, Inc.*	20	508
Capella Education Co.	10	795
Career Education Corp.*	50	620
Graham Holdings Co., (Class B Stock)	5	2,972
H&R Block, Inc.	190	5,043
Regis Corp.*	30	478
Service Corp. International	200	7,994
Sotheby’s*	40	2,110
Strayer Education, Inc.	10	925

		24,205

Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., (Class B Stock)*	2,053	440,122
Leucadia National Corp.	306	8,284

		448,406

Diversified Telecommunication Services 1.7%
AT&T, Inc.	6,530	244,548
ATN International, Inc.	10	594
CenturyLink, Inc.	1,028	18,309
Cincinnati Bell, Inc.*	30	517
Cogent Communications Holdings, Inc.	40	1,804
Consolidated Communications Holdings, Inc.	20	249
Frontier Communications Corp.	35	287

See Notes to Financial Statements.

Prudential Day One Underlying Funds	61

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)
General Communication, Inc., (Class A Stock)*	30	$1,258
Iridium Communications, Inc.*	50	635
Verizon Communications, Inc.	4,332	234,231
Vonage Holdings Corp.*	180	2,014

		504,446

Electric Utilities 1.6%
ALLETE, Inc.	50	3,622
Alliant Energy Corp.	250	9,937
American Electric Power Co., Inc.	520	35,766
Duke Energy Corp.	746	58,561
Edison International	340	21,260
El Paso Electric Co.	40	2,088
Entergy Corp.	200	15,738
Eversource Energy	330	20,820
Exelon Corp.	1,022	39,357
FirstEnergy Corp.	480	15,792
Great Plains Energy, Inc.	230	7,158
Hawaiian Electric Industries, Inc.	100	3,411
IDACORP, Inc.	50	4,314
NextEra Energy, Inc.	507	80,319
OGE Energy Corp.	220	7,084
PG&E Corp.	550	23,336
Pinnacle West Capital Corp.	122	9,754
PNM Resources, Inc.	70	2,667
PPL Corp.	714	22,755
Southern Co. (The)	1,060	47,817
Westar Energy, Inc.	160	8,266
Xcel Energy, Inc.	530	24,189

		464,011

Electrical Equipment 0.5%
Acuity Brands, Inc.	45	6,950
AMETEK, Inc.	250	19,075
AZZ, Inc.	30	1,365
Eaton Corp. PLC	478	40,138
Emerson Electric Co.	690	49,839
Encore Wire Corp.	22	1,113
EnerSys	45	3,164
General Cable Corp.	30	891
Hubbell, Inc.	66	8,973
Powell Industries, Inc.	10	326

See Notes to Financial Statements.

62

Description	Shares	Value
COMMON STOCKS (Continued)

Electrical Equipment (cont’d.)
Regal Beloit Corp.	50	$3,895
Rockwell Automation, Inc.	140	27,620
Vicor Corp.*	30	549

		163,898

Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., (Class A Stock)	320	29,686
Anixter International, Inc.*	30	2,511
Arrow Electronics, Inc.*	90	7,321
Avnet, Inc.	120	5,100
Badger Meter, Inc.	20	964
Bel Fuse, Inc., (Class B Stock)	20	411
Belden, Inc.	40	3,391
Benchmark Electronics, Inc.*	50	1,447
Cognex Corp.	180	11,227
Coherent, Inc.*	30	7,786
Control4 Corp.*	20	542
Corning, Inc.	930	29,034
CTS Corp.	20	550
Daktronics, Inc.	50	463
Electro Scientific Industries, Inc.*	10	234
ePlus, Inc.*	16	1,235
Fabrinet (Thailand)*	30	744
FARO Technologies, Inc.*	20	1,078
FLIR Systems, Inc.	160	8,194
II-VI, Inc.*	50	2,132
Insight Enterprises, Inc.*	40	1,485
IPG Photonics Corp.*	42	10,582
Itron, Inc.*	40	2,928
Jabil, Inc.	190	4,832
KEMET Corp.*	45	916
Keysight Technologies, Inc.*	185	8,643
Knowles Corp.*	40	610
Littelfuse, Inc.	35	7,607
Methode Electronics, Inc.	36	1,471
MTS Systems Corp.	20	1,037
National Instruments Corp.	110	5,493
OSI Systems, Inc.*	20	1,322
Park Electrochemical Corp.	23	421
Plexus Corp.*	37	2,211
Rogers Corp.*	20	3,296
Sanmina Corp.*	70	1,830

See Notes to Financial Statements.

Prudential Day One Underlying Funds	63

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
ScanSource, Inc.*	20	$684
SYNNEX Corp.	36	4,418
TE Connectivity Ltd.	378	38,756
Tech Data Corp.*	42	4,211
Trimble, Inc.*	280	12,348
TTM Technologies, Inc.*	40	660
VeriFone Systems, Inc.*	100	1,768
Vishay Intertechnology, Inc.	110	2,414
Zebra Technologies Corp., (Class A Stock)*	60	7,390

		241,383

Energy Equipment & Services 0.8%
Archrock, Inc.	40	372
Baker Hughes a GE Co.	440	14,146
Bristow Group, Inc.	30	462
CARBO Ceramics, Inc.*	30	239
Core Laboratories NV	55	6,286
Diamond Offshore Drilling, Inc.*	30	530
Dril-Quip, Inc.*	40	2,066
Ensco PLC, (Class A Stock)	414	2,443
Era Group, Inc.*	30	304
Exterran Corp.*	18	520
Geospace Technologies Corp.*	20	275
Gulf Island Fabrication, Inc.	40	516
Halliburton Co.	934	50,156
Helix Energy Solutions Group, Inc.*	60	452
Helmerich & Payne, Inc.	110	7,923
Matrix Service Co.*	20	358
McDermott International, Inc.*	270	2,371
Nabors Industries Ltd.	267	2,093
National Oilwell Varco, Inc.	390	14,305
Newpark Resources, Inc.*	60	546
Noble Corp. PLC*	110	516
Oceaneering International, Inc.	70	1,448
Oil States International, Inc.*	40	1,280
Patterson-UTI Energy, Inc.	200	4,724
Pioneer Energy Services Corp.*	75	244
Rowan Cos. PLC, (Class A Stock)*	60	883
Schlumberger Ltd.	1,484	109,193
SEACOR Holdings, Inc.*	10	466
Superior Energy Services, Inc.*	110	1,149
TechnipFMC PLC (United Kingdom)	470	15,256

See Notes to Financial Statements.

64

Description	Shares	Value
COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
TETRA Technologies, Inc.*	90	$346
Transocean Ltd.*	360	3,884
U.S. Silica Holdings, Inc.	90	2,996
Unit Corp.*	30	727

		249,475

Equity Real Estate Investment Trusts (REITs) 2.9%
Acadia Realty Trust	70	1,719
Agree Realty Corp.	30	1,444
Alexander & Baldwin, Inc.	82	2,175
Alexandria Real Estate Equities, Inc.	108	14,008
American Assets Trust, Inc.	40	1,410
American Campus Communities, Inc.	140	5,384
American Tower Corp.	459	67,794
Apartment Investment & Management Co., (Class A Stock)	180	7,531
Armada Hoffler Properties, Inc.	30	432
AvalonBay Communities, Inc.	146	24,878
Boston Properties, Inc.	164	20,289
Camden Property Trust	95	8,223
CareTrust REIT, Inc.	30	477
CBL & Associates Properties, Inc.	85	473
Cedar Realty Trust, Inc.	70	358
Chatham Lodging Trust	25	560
Chesapeake Lodging Trust	50	1,369
Community Healthcare Trust, Inc.	20	533
CoreCivic, Inc.	90	2,089
CoreSite Realty Corp.	35	3,791
Corporate Office Properties Trust	90	2,457
Cousins Properties, Inc.	400	3,600
Crown Castle International Corp.	433	48,829
CyrusOne, Inc.	90	5,192
DCT Industrial Trust, Inc.	92	5,446
DiamondRock Hospitality Co.	170	1,999
Digital Realty Trust, Inc.	220	24,629
Douglas Emmett, Inc.	170	6,574
Duke Realty Corp.	350	9,244
Easterly Government Properties, Inc.	45	937
EastGroup Properties, Inc.	40	3,472
Education Realty Trust, Inc.	70	2,312
EPR Properties	70	4,134
Equinix, Inc.	90	40,967
Equity Residential	394	24,274

See Notes to Financial Statements.

Prudential Day One Underlying Funds	65

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Essex Property Trust, Inc.	70	$16,309
Extra Space Storage, Inc.	130	10,852
Federal Realty Investment Trust	83	10,026
First Industrial Realty Trust, Inc.	120	3,703
Four Corners Property Trust, Inc.	50	1,180
Franklin Street Properties Corp.	50	507
GEO Group, Inc. (The)	105	2,368
Getty Realty Corp.	25	656
GGP, Inc.	640	14,739
Government Properties Income Trust	75	1,287
HCP, Inc.	460	11,077
Healthcare Realty Trust, Inc.	105	3,136
Hersha Hospitality Trust	20	371
Highwoods Properties, Inc.	100	4,788
Hospitality Properties Trust	160	4,546
Host Hotels & Resorts, Inc.	750	15,570
Independence Realty Trust, Inc.	40	368
Iron Mountain, Inc.	300	10,509
JBG SMITH Properties	100	3,375
Kilroy Realty Corp.	100	7,132
Kimco Realty Corp.	450	7,160
Kite Realty Group Trust	80	1,349
Lamar Advertising Co., (Class A Stock)	90	6,480
LaSalle Hotel Properties	130	3,970
Lexington Realty Trust	180	1,624
Liberty Property Trust	144	5,963
Life Storage, Inc.	53	4,404
LTC Properties, Inc.	40	1,639
Macerich Co. (The)	116	7,490
Mack-Cali Realty Corp.	80	1,606
Medical Properties Trust, Inc.	350	4,578
Mid-America Apartment Communities, Inc.	124	11,826
National Retail Properties, Inc.	164	6,508
National Storage Affiliates Trust	30	761
Omega Healthcare Investors, Inc.	180	4,867
Pennsylvania Real Estate Investment Trust	30	335
Potlatch Corp.	40	2,116
Prologis, Inc.	570	37,113
PS Business Parks, Inc.	20	2,442
Public Storage	161	31,517
Quality Care Properties, Inc.*	90	1,215
Ramco-Gershenson Properties Trust	40	529

See Notes to Financial Statements.

66

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Rayonier, Inc.	130	$4,220
Realty Income Corp.	310	16,489
Regency Centers Corp.	158	9,940
Retail Opportunity Investments Corp.	90	1,653
Sabra Health Care REIT, Inc.	163	2,950
Saul Centers, Inc.	10	547
SBA Communications Corp.*	124	21,638
Senior Housing Properties Trust	250	4,333
Simon Property Group, Inc.	332	54,239
SL Green Realty Corp.	106	10,655
Summit Hotel Properties, Inc.	95	1,472
Tanger Factory Outlet Centers, Inc.	80	2,014
Taubman Centers, Inc.	60	3,699
UDR, Inc.	295	10,776
Uniti Group, Inc.	130	2,058
Universal Health Realty Income Trust	10	666
Urban Edge Properties	90	2,104
Urstadt Biddle Properties, Inc., (Class A Stock)	20	388
Ventas, Inc.	386	21,605
Vornado Realty Trust	190	13,619
Washington Prime Group, Inc.	80	526
Weingarten Realty Investors	100	2,955
Welltower, Inc.	390	23,388
Weyerhaeuser Co.	810	30,407
Whitestone REIT	30	394

		859,729

Food & Staples Retailing 1.6%
Andersons, Inc. (The)	20	682
Casey’s General Stores, Inc.	40	4,844
Costco Wholesale Corp.	473	92,174
CVS Health Corp.	1,079	84,907
Kroger Co. (The)	952	28,903
SpartanNash Co.	20	487
Sprouts Farmers Market, Inc.*	110	3,072
SUPERVALU, Inc.*	17	269
Sysco Corp.	510	32,064
United Natural Foods, Inc.*	50	2,380
Wal-Mart Stores, Inc.	1,565	166,829
Walgreens Boots Alliance, Inc.	934	70,293

		486,904

See Notes to Financial Statements.

Prudential Day One Underlying Funds	67

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Food Products 1.2%
Archer-Daniels-Midland Co.	600	$25,770
B&G Foods, Inc.	56	1,848
Cal-Maine Foods, Inc.*	20	851
Calavo Growers, Inc.	20	1,740
Campbell Soup Co.	210	9,775
Conagra Brands, Inc.	446	16,948
Darling Ingredients, Inc.*	130	2,410
Dean Foods Co.	40	415
Flowers Foods, Inc.	150	2,942
General Mills, Inc.	610	35,679
Hain Celestial Group, Inc. (The)*	110	4,195
Hershey Co. (The)	155	17,101
Hormel Foods Corp.	270	9,269
Ingredion, Inc.	78	11,204
J&J Snack Foods Corp.	20	2,769
J.M. Smucker Co. (The)	122	15,481
John B. Sanfilippo & Son, Inc.	10	626
Kellogg Co.	260	17,709
Kraft Heinz Co. (The)	648	50,797
Lamb Weston Holdings, Inc.	160	9,376
Lancaster Colony Corp.	25	3,210
McCormick & Co., Inc.	130	14,140
Mondelez International, Inc., (Class A Stock)	1,580	70,152
Post Holdings, Inc.*	70	5,297
Sanderson Farms, Inc.	25	3,172
Seneca Foods Corp., (Class A Stock)*	16	505
Snyder’s-Lance, Inc.	100	4,998
Tootsie Roll Industries, Inc.	20	716
TreeHouse Foods, Inc.*	70	3,301
Tyson Foods, Inc., (Class A Stock)	322	24,507

		366,903

Gas Utilities 0.2%
Atmos Energy Corp.	126	10,445
National Fuel Gas Co.	90	5,017
New Jersey Resources Corp.	80	3,104
Northwest Natural Gas Co.	36	2,065
ONE Gas, Inc.	60	4,250
South Jersey Industries, Inc.	90	2,650
Southwest Gas Holdings, Inc.	46	3,385
Spire, Inc.	48	3,192
UGI Corp.	180	8,238
WGL Holdings, Inc.	50	4,211

		46,557

See Notes to Financial Statements.

68

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies 2.8%
Abaxis, Inc.	20	$1,433
Abbott Laboratories	1,857	115,431
ABIOMED, Inc.*	47	11,045
Align Technology, Inc.*	82	21,484
Analogic Corp.	10	829
AngioDynamics, Inc.*	30	522
Anika Therapeutics, Inc.*	10	667
Baxter International, Inc.	530	38,176
Becton, Dickinson and Co.	285	69,238
Boston Scientific Corp.*	1,460	40,822
Cantel Medical Corp.	40	4,437
CONMED Corp.	26	1,502
Cooper Cos., Inc. (The)	60	14,680
CryoLife, Inc.*	30	566
Cutera, Inc.*	10	496
Danaher Corp.	651	65,933
DENTSPLY SIRONA, Inc.	240	14,594
Edwards Lifesciences Corp.*	228	28,860
Globus Medical, Inc., (Class A Stock)*	80	3,683
Haemonetics Corp.*	50	3,232
Halyard Health, Inc.*	40	1,952
Heska Corp.*	7	546
Hill-Rom Holdings, Inc.	70	5,973
Hologic, Inc.*	300	12,810
ICU Medical, Inc.*	20	4,579
IDEXX Laboratories, Inc.*	100	18,704
Inogen, Inc.*	20	2,437
Integer Holdings Corp.*	20	1,003
Integra LifeSciences Holdings Corp.*	60	3,160
Intuitive Surgical, Inc.*	124	53,527
Invacare Corp.	40	736
Lantheus Holdings, Inc.*	10	230
LeMaitre Vascular, Inc.	17	592
LivaNova PLC*	45	3,850
Masimo Corp.*	57	5,372
Medtronic PLC	1,446	124,197
Meridian Bioscience, Inc.	44	689
Merit Medical Systems, Inc.*	40	1,858
Natus Medical, Inc.*	40	1,242
Neogen Corp.*	53	3,148
NuVasive, Inc.*	65	3,177
OraSure Technologies, Inc.*	25	544

See Notes to Financial Statements.

Prudential Day One Underlying Funds	69

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Orthofix International NV*	20	$1,149
ResMed, Inc.	156	15,723
STERIS PLC	87	7,910
Stryker Corp.	342	56,218
Surmodics, Inc.*	20	586
Tactile Systems Technology, Inc.*	15	473
Teleflex, Inc.	57	15,832
Varex Imaging Corp.*	29	1,232
Varian Medical Systems, Inc.*	100	12,750
West Pharmaceutical Services, Inc.	80	8,016
Zimmer Biomet Holdings, Inc.	220	27,966

		835,811

Health Care Providers & Services 2.7%
Acadia Healthcare Co., Inc.*	75	2,556
Aceto Corp.	30	330
Aetna, Inc.	350	65,387
Almost Family, Inc.*	10	571
Amedisys, Inc.*	26	1,394
AmerisourceBergen Corp.	176	17,542
AMN Healthcare Services, Inc.*	50	2,682
Anthem, Inc.	275	68,159
BioTelemetry, Inc.*	26	888
Cardinal Health, Inc.	330	23,691
Centene Corp.*	190	20,376
Chemed Corp.	20	5,211
Cigna Corp.	266	55,421
Community Health Systems, Inc.*	60	339
CorVel Corp.*	14	723
Cross Country Healthcare, Inc.*	30	420
DaVita, Inc.*	170	13,267
Diplomat Pharmacy, Inc.*	30	810
Encompass Health Corp.	110	5,821
Ensign Group, Inc. (The)	20	461
Envision Healthcare Corp.*	112	4,031
Express Scripts Holding Co.*	610	48,300
HCA Healthcare, Inc.*	309	31,258
HealthEquity, Inc.*	50	2,531
Henry Schein, Inc.*	168	12,714
Humana, Inc.	155	43,684
Kindred Healthcare, Inc.	60	552
Laboratory Corp. of America Holdings*	117	20,416

See Notes to Financial Statements.

70

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
LHC Group, Inc.*	20	$1,256
LifePoint Health, Inc.*	50	2,473
Magellan Health, Inc.*	24	2,390
McKesson Corp.	221	37,322
MEDNAX, Inc.*	100	5,281
Molina Healthcare, Inc.*	50	4,568
Owens & Minor, Inc.	30	632
Patterson Cos., Inc.	74	2,656
Providence Service Corp. (The)*	16	1,029
Quest Diagnostics, Inc.	154	16,296
Quorum Health Corp.*	50	309
Select Medical Holdings Corp.*	100	1,770
Tenet Healthcare Corp.*	30	566
Tivity Health, Inc.*	28	1,085
UnitedHealth Group, Inc.	1,031	244,120
Universal Health Services, Inc., (Class B Stock)	100	12,150
US Physical Therapy, Inc.	10	760
WellCare Health Plans, Inc.*	50	10,519

		794,717

Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	150	2,237
Cerner Corp.*	340	23,504
Computer Programs & Systems, Inc.	20	599
HealthStream, Inc.*	20	470
HMS Holdings Corp.*	40	685
Medidata Solutions, Inc.*	65	4,427
Omnicell, Inc.*	40	1,962
Quality Systems, Inc.*	30	390

		34,274

Hotels, Restaurants & Leisure 1.8%
Belmond Ltd. (United Kingdom), (Class A Stock)*	40	516
Biglari Holdings, Inc.*	3	1,238
BJ’s Restaurants, Inc.	20	755
Boyd Gaming Corp.	72	2,842
Brinker International, Inc.	50	1,817
Buffalo Wild Wings, Inc.*	20	3,140
Carnival Corp.	430	30,792
Cheesecake Factory, Inc. (The)	50	2,459
Chipotle Mexican Grill, Inc.*	30	9,743
Churchill Downs, Inc.	14	3,626

See Notes to Financial Statements.

Prudential Day One Underlying Funds	71

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Chuy’s Holdings, Inc.*	20	$530
Cracker Barrel Old Country Store, Inc.	28	4,941
Darden Restaurants, Inc.	130	12,460
Dave & Buster’s Entertainment, Inc.*	40	1,880
DineEquity, Inc.	20	1,108
Domino’s Pizza, Inc.	52	11,276
Dunkin’ Brands Group, Inc.	100	6,465
El Pollo Loco Holdings, Inc.*	31	312
Fiesta Restaurant Group, Inc.*	30	576
Hilton Worldwide Holdings, Inc.	226	19,357
ILG, Inc.	86	2,701
International Speedway Corp., (Class A Stock)	20	928
Jack in the Box, Inc.	34	3,094
Marcus Corp. (The)	20	520
Marriott International, Inc., (Class A Stock)	325	47,885
Marriott Vacations Worldwide Corp.	30	4,570
McDonald’s Corp.	848	145,127
MGM Resorts International	542	19,756
Monarch Casino & Resort, Inc.*	20	911
Norwegian Cruise Line Holdings Ltd.*	190	11,541
Papa John’s International, Inc.	36	2,336
Penn National Gaming, Inc.*	80	2,553
Red Robin Gourmet Burgers, Inc.*	10	527
Royal Caribbean Cruises Ltd.	190	25,374
Ruth’s Hospitality Group, Inc.	30	711
Scientific Games Corp., (Class A Stock)*	50	2,333
Shake Shack, Inc., (Class A Stock)*	10	437
Six Flags Entertainment Corp.	80	5,405
Sonic Corp.	20	517
Starbucks Corp.	1,509	85,726
Texas Roadhouse, Inc.	80	4,698
Wendy’s Co. (The)	160	2,589
Wingstop, Inc.	20	967
Wyndham Worldwide Corp.	110	13,654
Wynn Resorts Ltd.	85	14,075
Yum! Brands, Inc.	360	30,452

		545,220

Household Durables 0.5%
CalAtlantic Group, Inc.	80	4,490
Cavco Industries, Inc.*	10	1,531
D.R. Horton, Inc.	360	17,658

See Notes to Financial Statements.

72

Description	Shares	Value
COMMON STOCKS (Continued)

Household Durables (cont’d.)
Ethan Allen Interiors, Inc.	20	$497
Garmin Ltd.	126	7,930
Helen of Troy Ltd.*	28	2,608
Installed Building Products, Inc.*	20	1,439
iRobot Corp.*	29	2,574
KB Home	80	2,522
La-Z-Boy, Inc.	50	1,507
Leggett & Platt, Inc.	130	6,046
Lennar Corp., (Class A Stock)	220	13,785
LGI Homes, Inc.*	20	1,354
M/I Homes, Inc.*	20	647
MDC Holdings, Inc.	44	1,483
Meritage Homes Corp.*	40	1,898
Mohawk Industries, Inc.*	70	19,674
Newell Brands, Inc.	506	13,379
NVR, Inc.*	4	12,713
PulteGroup, Inc.	290	9,231
Tempur Sealy International, Inc.*	50	2,982
Toll Brothers, Inc.	150	6,987
TopBuild Corp.*	40	3,062
TRI Pointe Group, Inc.*	135	2,202
Tupperware Brands Corp.	50	2,888
Universal Electronics, Inc.*	10	461
Whirlpool Corp.	81	14,695
William Lyon Homes, (Class A Stock)*	15	407

		156,650

Household Products 1.3%
Central Garden & Pet Co.*	20	784
Central Garden & Pet Co., (Class A Stock)*	20	754
Church & Dwight Co., Inc.	264	12,896
Clorox Co. (The)	136	19,270
Colgate-Palmolive Co.	930	69,043
Energizer Holdings, Inc.	76	4,425
Kimberly-Clark Corp.	380	44,460
Procter & Gamble Co. (The)	2,726	235,363
WD-40 Co.	16	1,980

		388,975

Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	700	8,092
NRG Energy, Inc.	290	7,543

		15,635

See Notes to Financial Statements.

Prudential Day One Underlying Funds	73

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Industrial Conglomerates 1.6%
3M Co.	644	$161,322
Carlisle Cos., Inc.	65	7,423
General Electric Co.	9,170	148,279
Honeywell International, Inc.	816	130,291
Raven Industries, Inc.	20	771
Roper Technologies, Inc.	112	31,426

		479,512

Insurance 2.6%
Aflac, Inc.	414	36,515
Alleghany Corp.*	17	10,671
Allstate Corp. (The)	380	37,533
American Equity Investment Life Holding Co.	100	3,300
American Financial Group, Inc.	78	8,841
American International Group, Inc.	965	61,683
AMERISAFE, Inc.	22	1,336
Aon PLC	268	38,102
Arthur J Gallagher & Co.	200	13,664
Aspen Insurance Holdings Ltd. (Bermuda)	60	2,241
Assurant, Inc.	60	5,489
Brighthouse Financial, Inc.*	110	7,069
Brown & Brown, Inc.	130	6,822
Chubb Ltd.	502	78,387
Cincinnati Financial Corp.	154	11,843
CNO Financial Group, Inc.	170	4,180
eHealth, Inc.*	30	526
Employers Holdings, Inc.	36	1,526
Everest Re Group Ltd.	48	11,030
First American Financial Corp.	130	7,679
Genworth Financial, Inc., (Class A Stock)*	330	1,010
Hanover Insurance Group, Inc. (The)	48	5,431
Hartford Financial Services Group, Inc. (The)	380	22,329
HCI Group, Inc.	14	489
Horace Mann Educators Corp.	40	1,652
Infinity Property & Casualty Corp.	10	1,012
Kemper Corp.	50	3,242
Lincoln National Corp.	240	19,872
Loews Corp.	290	14,978
Maiden Holdings Ltd.	30	211
Marsh & McLennan Cos., Inc.	542	45,268
Mercury General Corp.	40	1,958
MetLife, Inc.	1,120	53,838

See Notes to Financial Statements.

74

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance (cont’d.)
Navigators Group, Inc. (The)	20	$972
Old Republic International Corp.	230	4,943
Primerica, Inc.	50	5,050
Principal Financial Group, Inc.	280	18,928
ProAssurance Corp.	60	3,282
Progressive Corp. (The)	618	33,434
Prudential Financial, Inc.	450	53,469
Reinsurance Group of America, Inc.	68	10,652
RenaissanceRe Holdings Ltd. (Bermuda)	41	5,213
RLI Corp.	40	2,570
Safety Insurance Group, Inc.	18	1,398
Selective Insurance Group, Inc.	60	3,495
Stewart Information Services Corp.	23	1,024
Third Point Reinsurance Ltd. (Bermuda)*	80	1,140
Torchmark Corp.	110	9,993
Travelers Cos., Inc. (The)	298	44,676
United Fire Group, Inc.	10	434
United Insurance Holdings Corp.	30	580
Universal Insurance Holdings, Inc.	20	588
Unum Group	245	13,032
W.R. Berkley Corp.	100	7,298
Willis Towers Watson PLC	146	23,429
XL Group Ltd. (Bermuda)	270	9,947

		775,274

Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc.*	426	618,079
Expedia, Inc.	131	16,770
FTD Cos., Inc.*	20	117
Netflix, Inc.*	460	124,338
Nutrisystem, Inc.	40	1,730
PetMed Express, Inc.	20	904
Priceline Group, Inc. (The)*	52	99,427
Shutterfly, Inc.*	35	2,385
TripAdvisor, Inc.*	100	3,467

		867,217

Internet Software & Services 4.4%
Akamai Technologies, Inc.*	190	12,728
Alarm.com Holdings, Inc.*	30	1,151
Alphabet, Inc.,
(Class A Stock)*	318	375,946
(Class C Stock)*	322	376,721

See Notes to Financial Statements.

Prudential Day One Underlying Funds	75

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
Blucora, Inc.*	30	$732
Cars.com, Inc.*	63	1,870
DHI Group, Inc.*	70	126
eBay, Inc.*	1,040	42,203
Facebook, Inc., (Class A Stock)*	2,540	474,701
j2 Global, Inc.	47	3,760
Liquidity Services, Inc.*	50	240
LivePerson, Inc.*	50	597
LogMeIn, Inc.	57	7,171
NIC, Inc.	30	498
QuinStreet, Inc.*	110	1,026
Shutterstock, Inc.*	10	443
SPS Commerce, Inc.*	10	526
Stamps.com, Inc.*	20	4,077
VeriSign, Inc.*	94	10,802
XO Group, Inc.*	30	573

		1,315,891

IT Services 3.9%
Accenture PLC, (Class A Stock)	658	105,741
Acxiom Corp.*	60	1,624
Alliance Data Systems Corp.	55	14,116
Automatic Data Processing, Inc.	480	59,342
Broadridge Financial Solutions, Inc.	128	12,341
CACI International, Inc., (Class A Stock)*	26	3,654
Cardtronics PLC, (Class A Stock)*	20	489
Cognizant Technology Solutions Corp., (Class A Stock)	640	49,907
Convergys Corp.	80	1,862
CoreLogic, Inc.*	80	3,789
CSG Systems International, Inc.	30	1,355
CSRA, Inc.	150	4,992
DST Systems, Inc.	60	5,002
DXC Technology Co.	303	30,164
ExlService Holdings, Inc.*	34	2,066
Fidelity National Information Services, Inc.	357	36,543
Fiserv, Inc.*	230	32,393
Gartner, Inc.*	95	13,180
Global Payments, Inc.	177	19,785
International Business Machines Corp.	915	149,786
Jack Henry & Associates, Inc.	90	11,219
Leidos Holdings, Inc.	150	9,990
ManTech International Corp., (Class A Stock)	20	1,041

See Notes to Financial Statements.

76

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (cont’d.)
Mastercard, Inc., (Class A Stock)	992	$167,648
MAXIMUS, Inc.	70	4,773
Paychex, Inc.	338	23,069
PayPal Holdings, Inc.*	1,197	102,128
Perficient, Inc.*	30	581
Sabre Corp.	200	4,154
Science Applications International Corp.	50	3,833
Sykes Enterprises, Inc.*	20	620
Teradata Corp.*	140	5,670
Total System Services, Inc.	190	16,883
Travelport Worldwide Ltd.	100	1,361
TTEC Holdings, Inc.	20	794
Virtusa Corp.*	20	892
Visa, Inc., (Class A Stock)	1,937	240,634
Western Union Co. (The)	480	9,979
WEX, Inc.*	42	6,502

		1,159,902

Leisure Products 0.1%
Brunswick Corp.	100	6,278
Callaway Golf Co.	40	591
Hasbro, Inc.	120	11,348
Mattel, Inc.	350	5,544
Nautilus, Inc.*	30	385
Polaris Industries, Inc.	70	7,911
Sturm Ruger & Co., Inc.	18	953
Vista Outdoor, Inc.*	24	364

		33,374

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	340	24,966
Bio-Rad Laboratories, Inc., (Class A Stock)*	24	6,205
Bio-Techne Corp.	40	5,612
Cambrex Corp.*	36	2,029
Charles River Laboratories International, Inc.*	50	5,272
Illumina, Inc.*	160	37,222
IQVIA Holdings, Inc.*	165	16,861
Luminex Corp.	20	404
Mettler-Toledo International, Inc.*	28	18,907
PerkinElmer, Inc.	128	10,260
Syneos Health, Inc.*	55	2,109
Thermo Fisher Scientific, Inc.	432	96,816
Waters Corp.*	93	20,052

		246,715

See Notes to Financial Statements.

Prudential Day One Underlying Funds	77

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery 2.0%
Actuant Corp., (Class A Stock)	30	$743
AGCO Corp.	70	5,083
Alamo Group, Inc.	10	1,150
Albany International Corp., (Class A Stock)	30	1,904
Astec Industries, Inc.	20	1,248
Barnes Group, Inc.	50	3,290
Briggs & Stratton Corp.	20	484
Caterpillar, Inc.	633	103,040
Chart Industries, Inc.*	30	1,487
CIRCOR International, Inc.	10	530
Crane Co.	50	4,997
Cummins, Inc.	166	31,208
Deere & Co.	348	57,914
Donaldson Co., Inc.	130	6,586
Dover Corp.	172	18,268
EnPro Industries, Inc.	30	2,640
ESCO Technologies, Inc.	30	1,835
Federal Signal Corp.	30	610
Flowserve Corp.	130	5,892
Fortive Corp.	320	24,326
Franklin Electric Co., Inc.	30	1,359
Graco, Inc.	186	8,705
Greenbrier Cos., Inc. (The)	40	2,006
Harsco Corp.*	40	716
Hillenbrand, Inc.	54	2,392
IDEX Corp.	80	11,478
Illinois Tool Works, Inc.	332	57,658
Ingersoll-Rand PLC	270	25,550
ITT, Inc.	100	5,600
John Bean Technologies Corp.	40	4,550
Kennametal, Inc.	90	4,390
Lincoln Electric Holdings, Inc.	76	7,415
Lindsay Corp.	10	892
Lydall, Inc.*	10	478
Mueller Industries, Inc.	50	1,655
Nordson Corp.	60	8,623
Oshkosh Corp.	80	7,258
PACCAR, Inc.	380	28,333
Parker-Hannifin Corp.	144	29,004
Pentair PLC (United Kingdom)	170	12,155
Proto Labs, Inc.*	27	2,952
Snap-on, Inc.	60	10,279

See Notes to Financial Statements.

78

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (cont’d.)
SPX Corp.*	50	$1,563
SPX FLOW, Inc.*	40	1,855
Standex International Corp.	16	1,679
Stanley Black & Decker, Inc.	164	27,262
Tennant Co.	18	1,213
Terex Corp.	90	4,232
Timken Co. (The)	70	3,678
Titan International, Inc.	42	559
Toro Co. (The)	110	7,221
Trinity Industries, Inc.	160	5,515
Wabash National Corp.	30	775
Wabtec Corp.	90	7,294
Watts Water Technologies, Inc., (Class A Stock)	35	2,791
Woodward, Inc.	60	4,651
Xylem, Inc.	200	14,452

		591,423

Marine 0.0%
Kirby Corp.*	60	4,494
Matson, Inc.	20	684

		5,178

Media 2.5%
AMC Networks, Inc., (Class A Stock)*	50	2,579
Cable One, Inc.	13	9,178
CBS Corp., (Class B Stock)	380	21,892
Charter Communications, Inc., (Class A Stock)*	211	79,600
Cinemark Holdings, Inc.	115	4,232
Comcast Corp., (Class A Stock)	4,956	210,779
Discovery Communications, Inc.,
(Class A Stock)*	160	4,011
(Class C Stock)*	210	5,011
DISH Network Corp., (Class A Stock)*	240	11,256
EW Scripps Co. (The), (Class A Stock)*	30	480
Gannett Co., Inc.	50	590
Interpublic Group of Cos., Inc. (The)	400	8,756
John Wiley & Sons, Inc., (Class A Stock)	50	3,170
Live Nation Entertainment, Inc.*	130	5,858
Meredith Corp.	40	2,646
New Media Investment Group, Inc.	20	338
New York Times Co. (The), (Class A Stock)	100	2,325

See Notes to Financial Statements.

Prudential Day One Underlying Funds	79

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Media (cont’d.)
News Corp.,
(Class A Stock)	360	$6,160
(Class B Stock)	90	1,570
Omnicom Group, Inc.	244	18,703
Scholastic Corp.	20	768
Scripps Networks Interactive, Inc., (Class A Stock)	100	8,799
TEGNA, Inc.	180	2,605
Time Warner, Inc.	830	79,140
Twenty-First Century Fox, Inc.,
(Class A Stock)	1,110	40,959
(Class B Stock)	450	16,420
Viacom, Inc., (Class B Stock)	380	12,700
Walt Disney Co. (The)	1,607	174,633
World Wrestling Entertainment, Inc., (Class A Stock)	30	1,060

		736,218

Metals & Mining 0.4%
AK Steel Holding Corp.*	290	1,467
Allegheny Technologies, Inc.*	115	3,100
Carpenter Technology Corp.	60	3,084
Century Aluminum Co.*	40	890
Commercial Metals Co.	100	2,404
Compass Minerals International, Inc.	40	2,916
Freeport-McMoRan, Inc.*	1,420	27,690
Haynes International, Inc.	16	573
Kaiser Aluminum Corp.	20	2,205
Materion Corp.	20	994
Newmont Mining Corp.	580	23,496
Nucor Corp.	340	22,766
Olympic Steel, Inc.	20	466
Reliance Steel & Aluminum Co.	90	7,883
Royal Gold, Inc.	66	5,874
Steel Dynamics, Inc.	250	11,350
SunCoke Energy, Inc.*	40	444
TimkenSteel Corp.*	30	486
United States Steel Corp.	170	6,360
Worthington Industries, Inc.	50	2,338

		126,786

Mortgage Real Estate Investment Trusts (REITs) 0.0%
Apollo Commercial Real Estate Finance, Inc.	50	909
ARMOUR Residential REIT, Inc.	30	702

See Notes to Financial Statements.

80

Description	Shares	Value
COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Capstead Mortgage Corp.	40	$328
Invesco Mortgage Capital, Inc.	110	1,787

		3,726

Multi-Utilities 0.9%
Ameren Corp.	260	14,724
Avista Corp.	70	3,525
Black Hills Corp.	60	3,333
CenterPoint Energy, Inc.	464	13,075
CMS Energy Corp.	310	13,872
Consolidated Edison, Inc.	342	27,483
Dominion Energy, Inc.	682	52,132
DTE Energy Co.	201	21,234
MDU Resources Group, Inc.	190	5,031
NiSource, Inc.	320	7,898
NorthWestern Corp.	50	2,717
Public Service Enterprise Group, Inc.	540	28,010
SCANA Corp.	140	5,690
Sempra Energy	266	28,467
Vectren Corp.	90	5,457
WEC Energy Group, Inc.	330	21,219

		253,867

Multiline Retail 0.5%
Big Lots, Inc.	50	3,039
Dillard’s, Inc., (Class A Stock)	30	2,027
Dollar General Corp.	280	28,874
Dollar Tree, Inc.*	256	29,440
Fred’s, Inc., (Class A Stock)	30	99
J.C. Penney Co., Inc.*	140	519
Kohl’s Corp.	190	12,306
Macy’s, Inc.	320	8,304
Nordstrom, Inc.	130	6,410
Ollie’s Bargain Outlet Holdings, Inc.*	50	2,778
Target Corp.	584	43,929

		137,725

Oil, Gas & Consumable Fuels 4.6%
Anadarko Petroleum Corp.	580	34,829
Andeavor	160	17,306
Apache Corp.	410	18,397

See Notes to Financial Statements.

Prudential Day One Underlying Funds	81

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Bill Barrett Corp.*	75	$385
Cabot Oil & Gas Corp.	490	12,911
Callon Petroleum Co.*	190	2,157
Carrizo Oil & Gas, Inc.*	40	804
Chesapeake Energy Corp.*	860	3,010
Chevron Corp.	2,020	253,207
Cimarex Energy Co.	100	11,220
Cloud Peak Energy, Inc.*	75	375
CNX Resources Corp.*	200	2,802
Concho Resources, Inc.*	160	25,190
ConocoPhillips	1,272	74,806
CONSOL Energy, Inc.*	25	811
Denbury Resources, Inc.*	180	437
Devon Energy Corp.	570	23,581
Energen Corp.*	110	5,745
EOG Resources, Inc.	619	71,185
EQT Corp.	260	14,115
Exxon Mobil Corp.	4,523	394,858
Green Plains, Inc.	20	350
Gulfport Energy Corp.*	130	1,322
Hess Corp.	290	14,648
HollyFrontier Corp.	180	8,633
Kinder Morgan, Inc.	2,000	35,960
Marathon Oil Corp.	890	16,189
Marathon Petroleum Corp.	514	35,605
Matador Resources Co.*	85	2,755
Murphy Oil Corp.	160	5,136
Newfield Exploration Co.*	220	6,965
Noble Energy, Inc.	520	15,870
Occidental Petroleum Corp.	818	61,325
ONEOK, Inc.	430	25,310
Par Pacific Holdings, Inc.*	20	365
PBF Energy, Inc., (Class A Stock)	125	4,041
PDC Energy, Inc.*	70	3,630
Phillips 66	464	47,514
Pioneer Natural Resources Co.	183	33,473
QEP Resources, Inc.*	220	2,059
Range Resources Corp.	210	2,993
REX American Resources Corp.*	6	490
SM Energy Co.	95	2,218
Southwestern Energy Co.*	420	1,781
SRC Energy, Inc.*	220	2,189

See Notes to Financial Statements.

82

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Valero Energy Corp.	480	$46,066
Williams Cos., Inc. (The)	860	26,995
World Fuel Services Corp.	60	1,673
WPX Energy, Inc.*	380	5,597

		1,379,283

Paper & Forest Products 0.1%
Boise Cascade Co.	40	1,778
Clearwater Paper Corp.*	10	471
Deltic Timber Corp.	10	945
Domtar Corp.	60	3,082
KapStone Paper & Packaging Corp.	80	2,771
Louisiana-Pacific Corp.*	140	4,146
Neenah, Inc.	20	1,810
P.H. Glatfelter Co.	20	467
Schweitzer-Mauduit International, Inc.	30	1,358

		16,828

Personal Products 0.2%
Avon Products, Inc. (United Kingdom)*	200	488
Coty, Inc., (Class A Stock)	490	9,609
Edgewell Personal Care Co.*	60	3,388
Estee Lauder Cos., Inc. (The), (Class A Stock)	246	33,200
Inter Parfums, Inc.	20	912
Medifast, Inc.	12	824
Nu Skin Enterprises, Inc., (Class A Stock)	52	3,736

		52,157

Pharmaceuticals 4.0%
Akorn, Inc.*	108	3,480
Allergan PLC	360	64,894
Amphastar Pharmaceuticals, Inc.*	20	373
ANI Pharmaceuticals, Inc.*	10	672
Bristol-Myers Squibb Co.	1,744	109,174
Catalent, Inc.*	135	6,283
Corcept Therapeutics, Inc.*	90	2,071
Depomed, Inc.*	30	220
Eli Lilly & Co.	1,040	84,708
Endo International PLC*	170	1,175
Impax Laboratories, Inc.*	30	583
Innoviva, Inc.*	40	584

See Notes to Financial Statements.

Prudential Day One Underlying Funds	83

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Johnson & Johnson	2,857	$394,809
Lannett Co., Inc.*	20	407
Mallinckrodt PLC*	90	1,625
Medicines Co. (The)*	70	2,319
Merck & Co., Inc.	2,917	172,832
Mylan NV*	586	25,110
Nektar Therapeutics*	170	14,214
Perrigo Co. PLC	140	12,687
Pfizer, Inc.	6,348	235,130
Phibro Animal Health Corp., (Class A Stock)	20	681
Prestige Brands Holdings, Inc.*	50	2,091
Sucampo Pharmaceuticals, Inc., (Class A Stock)*	10	180
Supernus Pharmaceuticals, Inc.*	50	1,952
Zoetis, Inc.	530	40,667

		1,178,921

Professional Services 0.4%
Dun & Bradstreet Corp. (The)	40	4,949
Equifax, Inc.	127	15,866
Exponent, Inc.	30	2,225
Forrester Research, Inc.	16	698
FTI Consulting, Inc.*	30	1,304
Heidrick & Struggles International, Inc.	20	528
IHS Markit Ltd.*	380	18,137
Insperity, Inc.	40	2,450
Kelly Services, Inc., (Class A Stock)	20	566
Korn/Ferry International	50	2,228
ManpowerGroup, Inc.	70	9,197
Navigant Consulting, Inc.*	20	410
Nielsen Holdings PLC	360	13,468
On Assignment, Inc.*	50	3,829
Resources Connection, Inc.	30	491
Robert Half International, Inc.	140	8,103
TrueBlue, Inc.*	20	547
Verisk Analytics, Inc.*	176	17,609
WageWorks, Inc.*	40	2,422

		105,027

Real Estate Management & Development 0.1%
CBRE Group, Inc., (Class A Stock)*	330	15,078
HFF, Inc., (Class A Stock)	40	1,968

See Notes to Financial Statements.

84

Description	Shares	Value
COMMON STOCKS (Continued)

Real Estate Management & Development (cont’d.)
Jones Lang LaSalle, Inc.	48	$7,505
RE/MAX Holdings, Inc., (Class A Stock)	20	987

		25,538

Road & Rail 0.9%
ArcBest Corp.	20	711
Avis Budget Group, Inc.*	70	3,147
CSX Corp.	955	54,215
Genesee & Wyoming, Inc., (Class A Stock)*	62	4,951
Heartland Express, Inc.	20	454
J.B. Hunt Transport Services, Inc.	90	10,875
Kansas City Southern	110	12,444
Knight-Swift Transportation Holdings, Inc.	125	6,224
Landstar System, Inc.	50	5,552
Marten Transport Ltd.	33	766
Norfolk Southern Corp.	310	46,773
Old Dominion Freight Line, Inc.	80	11,716
Roadrunner Transportation Systems, Inc.*	40	223
Ryder System, Inc.	60	5,222
Saia, Inc.*	30	2,266
Union Pacific Corp.	840	112,140
Werner Enterprises, Inc.	40	1,628

		279,307

Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc.*	46	3,272
Advanced Micro Devices, Inc.*(a)	860	11,816
Analog Devices, Inc.	388	35,649
Applied Materials, Inc.	1,128	60,495
Axcelis Technologies, Inc.*	30	777
Broadcom Ltd.	436	108,141
Brooks Automation, Inc.	60	1,674
Cabot Microelectronics Corp.	30	3,057
CEVA, Inc.*	16	704
Cirrus Logic, Inc.*	60	2,974
Cohu, Inc.	40	911
Cree, Inc.*	110	3,796
Cypress Semiconductor Corp.	320	5,533
Diodes, Inc.*	30	846
DSP Group, Inc.*	40	524
First Solar, Inc.*	90	6,045
Integrated Device Technology, Inc.*	150	4,485

See Notes to Financial Statements.

Prudential Day One Underlying Funds	85

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Intel Corp.	4,970	$239,256
KLA-Tencor Corp.	177	19,435
Kopin Corp.*	130	432
Kulicke & Soffa Industries, Inc. (Singapore)*	70	1,611
Lam Research Corp.	175	33,516
MaxLinear, Inc.*	50	1,289
Microchip Technology, Inc.	255	24,281
Micron Technology, Inc.*	1,224	53,513
Microsemi Corp.*	120	7,415
MKS Instruments, Inc.	65	6,649
Monolithic Power Systems, Inc.	40	4,765
Nanometrics, Inc.*	20	495
NVIDIA Corp.	647	159,033
PDF Solutions, Inc.*	30	410
Photronics, Inc.*	60	504
Power Integrations, Inc.	33	2,465
Qorvo, Inc.*	144	10,335
QUALCOMM, Inc.	1,576	107,562
Rambus, Inc.*	50	632
Rudolph Technologies, Inc.*	30	786
Semtech Corp.*	60	2,148
Silicon Laboratories, Inc.*	50	4,810
Skyworks Solutions, Inc.	200	19,442
SolarEdge Technologies, Inc.*	20	718
Synaptics, Inc.*	40	1,734
Teradyne, Inc.	220	10,085
Texas Instruments, Inc.	1,051	115,263
Ultra Clean Holdings, Inc.*	35	759
Veeco Instruments, Inc.*	25	416
Versum Materials, Inc.	110	4,048
Xilinx, Inc.	264	19,277
Xperi Corp.	20	449

		1,104,232

Software 5.1%
8x8, Inc.*	40	708
ACI Worldwide, Inc.*	90	2,110
Activision Blizzard, Inc.	800	59,304
Adobe Systems, Inc.*	528	105,473
Agilysys, Inc.*	40	480
ANSYS, Inc.*	97	15,680
Autodesk, Inc.*	232	26,824

See Notes to Financial Statements.

86

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
Barracuda Networks, Inc.*	25	$689
Blackbaud, Inc.	50	4,791
Bottomline Technologies de, Inc.*	20	730
CA, Inc.	330	11,830
Cadence Design Systems, Inc.*	300	13,458
CDK Global, Inc.	140	9,981
Citrix Systems, Inc.*	160	14,842
CommVault Systems, Inc.*	50	2,667
Ebix, Inc.	18	1,478
Electronic Arts, Inc.*	329	41,770
Fair Isaac Corp.	33	5,698
Fortinet, Inc.*	150	6,906
Intuit, Inc.	258	43,318
Manhattan Associates, Inc.*	70	3,697
Microsoft Corp.	8,215	780,507
MicroStrategy, Inc., (Class A Stock)*	12	1,653
Monotype Imaging Holdings, Inc.	30	718
Oracle Corp.	3,242	167,255
Progress Software Corp.	48	2,392
PTC, Inc.*	120	8,722
Qualys, Inc.*	38	2,375
Red Hat, Inc.*	193	25,356
salesforce.com, Inc.*	738	84,066
Symantec Corp.	630	17,155
Synchronoss Technologies, Inc.*	20	161
Synopsys, Inc.*	170	15,744
Take-Two Interactive Software, Inc.*	120	15,200
TiVo Corp.	100	1,395
Tyler Technologies, Inc.*	42	8,463
Ultimate Software Group, Inc. (The)*	33	7,685
VASCO Data Security International, Inc.*	30	432

		1,511,713

Specialty Retail 2.2%
Aaron’s, Inc.	60	2,453
Abercrombie & Fitch Co., (Class A Stock)	30	621
Advance Auto Parts, Inc.	83	9,710
American Eagle Outfitters, Inc.	150	2,700
Asbury Automotive Group, Inc.*	26	1,889
Ascena Retail Group, Inc.*	70	151
AutoNation, Inc.*	75	4,516
AutoZone, Inc.*	30	22,963

See Notes to Financial Statements.

Prudential Day One Underlying Funds	87

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Barnes & Noble Education, Inc.*	40	$266
Barnes & Noble, Inc.	40	188
Bed Bath & Beyond, Inc.	120	2,770
Best Buy Co., Inc.	266	19,434
Big 5 Sporting Goods Corp.	30	170
Buckle, Inc. (The)	20	401
Caleres, Inc.	30	889
CarMax, Inc.*	190	13,560
Cato Corp. (The), (Class A Stock)	20	238
Chico’s FAS, Inc.	60	571
Children’s Place, Inc. (The)	20	2,996
Dick’s Sporting Goods, Inc.	80	2,517
DSW, Inc., (Class A Stock)	70	1,402
Express, Inc.*	30	209
Finish Line, Inc. (The), (Class A Stock)	20	227
Five Below, Inc.*	70	4,545
Foot Locker, Inc.	140	6,881
Francesca’s Holdings Corp.*	30	175
GameStop Corp., (Class A Stock)	90	1,513
Gap, Inc. (The)	240	7,978
Genesco, Inc.*	10	349
Group 1 Automotive, Inc.	20	1,569
Guess?, Inc.	30	551
Haverty Furniture Cos., Inc.	20	446
Hibbett Sports, Inc.*	10	226
Home Depot, Inc. (The)	1,242	249,518
Kirkland’s, Inc.*	30	318
L Brands, Inc.	260	13,023
Lithia Motors, Inc., (Class A Stock)	30	3,749
Lowe’s Cos., Inc.	890	93,210
Lumber Liquidators Holdings, Inc.*	30	838
MarineMax, Inc.*	26	597
Michaels Cos., Inc. (The)*	90	2,418
Monro, Inc.	35	1,977
Murphy USA, Inc.*	40	3,412
O’Reilly Automotive, Inc.*	92	24,351
Office Depot, Inc.	430	1,398
Rent-A-Center, Inc.	40	433
RH*	20	1,880
Ross Stores, Inc.	410	33,780
Sally Beauty Holdings, Inc.*	112	1,860
Shoe Carnival, Inc.	20	457

See Notes to Financial Statements.

88

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Signet Jewelers Ltd.	70	$3,703
Sleep Number Corp.*	40	1,506
Sonic Automotive, Inc., (Class A Stock)	20	431
Tailored Brands, Inc.	30	726
Tiffany & Co.	116	12,371
Tile Shop Holdings, Inc.	30	281
TJX Cos., Inc. (The)	690	55,421
Tractor Supply Co.	140	10,675
Ulta Beauty, Inc.*	62	13,770
Urban Outfitters, Inc.*	70	2,388
Vitamin Shoppe, Inc.*	20	85
Williams-Sonoma, Inc.	80	4,098
Zumiez, Inc.*	20	415

		654,163

Technology Hardware, Storage & Peripherals 3.6%
3D Systems Corp.*	50	512
Apple, Inc.	5,465	915,005
Cray, Inc.*	30	727
Diebold Nixdorf, Inc.	40	738
Electronics For Imaging, Inc.*	50	1,462
Hewlett Packard Enterprise Co.	1,664	27,290
HP, Inc.	1,740	40,577
NCR Corp.*	134	5,026
NetApp, Inc.	280	17,220
Seagate Technology PLC	300	16,560
Super Micro Computer, Inc.*	20	456
Western Digital Corp.	314	27,940
Xerox Corp.	237	8,089

		1,061,602

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	50	6,015
Crocs, Inc.*	50	676
Deckers Outdoor Corp.*	31	2,657
Fossil Group, Inc.*	20	159
G-III Apparel Group Ltd.*	40	1,494
Hanesbrands, Inc.	353	7,667
Michael Kors Holdings Ltd.*	170	11,220
Movado Group, Inc.	20	612
NIKE, Inc., (Class B Stock)	1,392	94,962
Oxford Industries, Inc.	20	1,576

See Notes to Financial Statements.

Prudential Day One Underlying Funds	89

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)
Perry Ellis International, Inc.*	20	$480
PVH Corp.	90	13,957
Ralph Lauren Corp.	60	6,859
Skechers U.S.A., Inc., (Class A Stock)*	130	5,355
Steven Madden Ltd.*	60	2,772
Tapestry, Inc.	308	14,488
Under Armour, Inc.,
(Class A Stock)*	150	2,079
(Class C Stock)*	150	1,928
Unifi, Inc.*	20	712
Vera Bradley, Inc.*	30	279
VF Corp.	353	28,642
Wolverine World Wide, Inc.	110	3,611

		208,200

Thrifts & Mortgage Finance 0.1%
Bank Mutual Corp.	50	520
BofI Holding, Inc.*	44	1,583
Dime Community Bancshares, Inc.	30	570
HomeStreet, Inc.*	10	295
LendingTree, Inc.*	8	2,943
Meta Financial Group, Inc.	14	1,638
New York Community Bancorp, Inc.	460	6,514
NMI Holdings, Inc., (Class A Stock)*	50	917
Northfield Bancorp, Inc.	30	503
Northwest Bancshares, Inc.	50	843
Oritani Financial Corp.	30	501
Provident Financial Services, Inc.	50	1,315
TrustCo Bank Corp.	50	430
Walker & Dunlop, Inc.*	20	929
Washington Federal, Inc.	80	2,872

		22,373

Tobacco 1.1%
Altria Group, Inc.	2,030	142,790
Philip Morris International, Inc.	1,656	177,573
Universal Corp.	24	1,152

		321,515

Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	40	2,950
DXP Enterprises, Inc.*	20	684

See Notes to Financial Statements.

90

Description	Shares	Value
COMMON STOCKS (Continued)

Trading Companies & Distributors (cont’d.)
Fastenal Co.	310	$17,037
GATX Corp.	40	2,846
Kaman Corp.	30	1,881
MSC Industrial Direct Co., Inc., (Class A Stock)	50	4,694
NOW, Inc.*	90	1,061
United Rentals, Inc.*	90	16,300
Veritiv Corp.*	6	172
W.W. Grainger, Inc.	56	15,101
Watsco, Inc.	35	6,293

		69,019

Water Utilities 0.1%
American States Water Co.	40	2,209
American Water Works Co., Inc.	198	16,467
Aqua America, Inc.	190	6,880
California Water Service Group	50	2,035

		27,591

Wireless Telecommunication Services 0.0%
Spok Holdings, Inc.	30	468
Telephone & Data Systems, Inc.	80	2,192

		2,660

TOTAL COMMON STOCKS (cost $23,768,769)		28,448,553

UNAFFILIATED EXCHANGE TRADED FUNDS 2.5%
iShares Core S&P Mid-Cap ETF	270	52,661
iShares Core S&P Small-Cap ETF	350	27,559
SPDR S&P 500 ETF Trust	2,368	667,539

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $637,549)		747,759

TOTAL LONG-TERM INVESTMENTS (cost $24,406,318)		29,196,312

SHORT-TERM INVESTMENTS 2.1%

AFFILIATED MUTUAL FUNDS 1.9%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	562,093	562,093
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $3,950; includes $3,945 of cash collateral for securities on loan)(b)(w)	3,950	3,950

TOTAL AFFILIATED MUTUAL FUNDS (cost $566,043)		566,043

See Notes to Financial Statements.

Prudential Day One Underlying Funds	91

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) 0.2%
U.S. Treasury Bills (cost $59,908)	1.331%	03/15/18	60	$59,908

TOTAL SHORT-TERM INVESTMENTS (cost $625,951)				625,951

TOTAL INVESTMENTS 100.4% (cost $25,032,269)				29,822,263
Liabilities in excess of other assets(z) (0.4)%				(122,552)

NET ASSETS 100.0%				$29,699,711

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,122; cash collateral of $3,945 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rates shown reflect yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
5	S&P 500 E-Mini Index	Mar. 2018	$706,450	$38,375

A security with a market value of $59,908 has been segregated with Morgan Stanley to cover requirements for open futures contracts at January 31, 2018.

See Notes to Financial Statements.

92

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$780,761	$—	$—
Air Freight & Logistics	195,901	—	—
Airlines	142,429	—	—
Auto Components	79,212	—	—
Automobiles	120,230	—	—
Banks	1,944,128	—	—
Beverages	507,224	—	—
Biotechnology	770,264	—	—
Building Products	110,984	—	—
Capital Markets	885,795	—	—
Chemicals	643,892	—	—
Commercial Services & Supplies	135,401	—	—
Communications Equipment	287,055	—	—
Construction & Engineering	53,108	—	—
Construction Materials	42,780	—	—
Consumer Finance	212,245	—	—
Containers & Packaging	118,303	—	—
Distributors	38,705	—	—
Diversified Consumer Services	24,205	—	—
Diversified Financial Services	448,406	—	—
Diversified Telecommunication Services	504,446	—	—
Electric Utilities	464,011	—	—
Electrical Equipment	163,898	—	—
Electronic Equipment, Instruments & Components	241,383	—	—
Energy Equipment & Services	249,475	—	—
Equity Real Estate Investment Trusts (REITs)	859,729	—	—
Food & Staples Retailing	486,904	—	—
Food Products	366,903	—	—
Gas Utilities	46,557	—	—

See Notes to Financial Statements.

Prudential Day One Underlying Funds	93

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$835,811	$—	$—
Health Care Providers & Services	794,717	—	—
Health Care Technology	34,274	—	—
Hotels, Restaurants & Leisure	545,220	—	—
Household Durables	156,650	—	—
Household Products	388,975	—	—
Independent Power & Renewable Electricity Producers	15,635	—	—
Industrial Conglomerates	479,512	—	—
Insurance	775,274	—	—
Internet & Direct Marketing Retail	867,217	—	—
Internet Software & Services	1,315,891	—	—
IT Services	1,159,902	—	—
Leisure Products	33,374	—	—
Life Sciences Tools & Services	246,715	—	—
Machinery	591,423	—	—
Marine	5,178	—	—
Media	736,218	—	—
Metals & Mining	126,786	—	—
Mortgage Real Estate Investment Trusts (REITs)	3,726	—	—
Multi-Utilities	253,867	—	—
Multiline Retail	137,725	—	—
Oil, Gas & Consumable Fuels	1,379,283	—	—
Paper & Forest Products	16,828	—	—
Personal Products	52,157	—	—
Pharmaceuticals	1,178,921	—	—
Professional Services	105,027	—	—
Real Estate Management & Development	25,538	—	—
Road & Rail	279,307	—	—
Semiconductors & Semiconductor Equipment	1,104,232	—	—
Software	1,511,713	—	—
Specialty Retail	654,163	—	—
Technology Hardware, Storage & Peripherals	1,061,602	—	—
Textiles, Apparel & Luxury Goods	208,200	—	—
Thrifts & Mortgage Finance	22,373	—	—
Tobacco	321,515	—	—
Trading Companies & Distributors	69,019	—	—
Water Utilities	27,591	—	—
Wireless Telecommunication Services	2,660	—	—
Unaffiliated Exchange Traded Funds	747,759	—	—
Affiliated Mutual Funds	566,043	—	—
U.S. Treasury Obligation	—	59,908	—
Other Financial Instruments*
Futures Contracts	38,375	—	—

Total	$29,800,730	$59,908	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

94

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Banks	6.5%
Software	5.1
Oil, Gas & Consumable Fuels	4.6
Internet Software & Services	4.4
Pharmaceuticals	4.0
IT Services	3.9
Semiconductors & Semiconductor Equipment	3.7
Technology Hardware, Storage & Peripherals	3.6
Capital Markets	3.0
Internet & Direct Marketing Retail	2.9
Equity Real Estate Investment Trusts (REITs)	2.9
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	2.7
Aerospace & Defense	2.6
Insurance	2.6
Biotechnology	2.6
Unaffiliated Exchange Traded Funds	2.5
Media	2.5
Specialty Retail	2.2
Chemicals	2.2
Machinery	2.0
Affiliated Mutual Funds (including 0.0% of collateral for securities on loan)	1.9
Hotels, Restaurants & Leisure	1.8
Beverages	1.7
Diversified Telecommunication Services	1.7
Food & Staples Retailing	1.6
Industrial Conglomerates	1.6
Electric Utilities	1.6
Diversified Financial Services	1.5
Household Products	1.3
Food Products	1.2
Tobacco	1.1
Communications Equipment	1.0
Road & Rail	0.9
Multi-Utilities	0.9
Energy Equipment & Services	0.8
Life Sciences Tools & Services	0.8
Electronic Equipment, Instruments & Components	0.8
Consumer Finance	0.7%
Textiles, Apparel & Luxury Goods	0.7
Air Freight & Logistics	0.7
Electrical Equipment	0.5
Household Durables	0.5
Airlines	0.5
Multiline Retail	0.5
Commercial Services & Supplies	0.5
Metals & Mining	0.4
Automobiles	0.4
Containers & Packaging	0.4
Building Products	0.4
Professional Services	0.4
Auto Components	0.3
Trading Companies & Distributors	0.2
U.S. Treasury Obligation	0.2
Construction & Engineering	0.2
Personal Products	0.2
Gas Utilities	0.2
Construction Materials	0.1
Distributors	0.1
Health Care Technology	0.1
Leisure Products	0.1
Water Utilities	0.1
Real Estate Management & Development	0.1
Diversified Consumer Services	0.1
Thrifts & Mortgage Finance	0.1
Paper & Forest Products	0.1
Independent Power & Renewable Electricity Producers	0.1
Marine	0.0 *
Mortgage Real Estate Investment Trusts (REITs)	0.0 *
Wireless Telecommunication Services	0.0 *

100.4
Liabilities in excess of other assets	(0.4)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

Prudential Day One Underlying Funds	95

Prudential QMA US Broad Market Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker— variation margin futures	$38,375	*		$—

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$78,538

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$40,000

See Notes to Financial Statements.

96

For the six months ended January 31, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$905,832

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$4,122	$(4,122)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Day One Underlying Funds	97

Prudential QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS 97.4%

Aerospace & Defense 1.6%
Curtiss-Wright Corp.	650	$84,929
Huntington Ingalls Industries, Inc.	320	76,013

		160,942

Auto Components 0.6%
Dana, Inc.	1,900	62,681

Automobiles 0.9%
Thor Industries, Inc.	650	88,829

Banks 7.8%
Associated Banc-Corp.	2,900	71,775
Bancorp, Inc. (The)*	400	4,228
BankUnited, Inc.	900	36,936
East West Bancorp, Inc.	1,490	98,206
Financial Institutions, Inc.	190	5,918
First Interstate BancSystem, Inc., (Class A Stock)	200	8,370
Fulton Financial Corp.	1,800	32,760
Hancock Holding Co.	1,080	57,996
International Bancshares Corp.	1,260	52,290
PacWest Bancorp	830	43,517
QCR Holdings, Inc.	100	4,385
Shore Bancshares, Inc.	600	10,932
Signature Bank*	170	26,180
SVB Financial Group*	340	83,827
Synovus Financial Corp.	1,710	86,167
TCF Financial Corp.	2,600	55,770
Umpqua Holdings Corp.	2,100	45,465
Valley National Bancorp	300	3,771
Wintrust Financial Corp.	880	75,592

		804,085

Beverages 0.3%
Boston Beer Co., Inc. (The), (Class A Stock)*	160	30,376

Biotechnology 1.6%
Bioverativ, Inc.*	1,350	139,131
United Therapeutics Corp.*	240	30,960

		170,091

See Notes to Financial Statements.

98

Description	Shares	Value
COMMON STOCKS (Continued)

Building Products 0.1%
Universal Forest Products, Inc.	400	$14,932

Capital Markets 3.1%
Donnelley Financial Solutions, Inc.*	500	10,725
Eaton Vance Corp.	380	21,964
Evercore, Inc., (Class A Stock)	170	17,093
Janus Henderson Group PLC (United Kingdom)	400	15,752
MSCI, Inc.	830	115,561
SEI Investments Co.	1,380	103,707
Stifel Financial Corp.	500	33,760

		318,562

Chemicals 2.6%
Chemours Co. (The)	2,090	107,885
Huntsman Corp.	300	10,371
Olin Corp.	2,260	84,253
PolyOne Corp.	1,580	68,667

		271,176

Commercial Services & Supplies 1.1%
Brink’s Co. (The)	40	3,336
Copart, Inc.*	400	17,628
Deluxe Corp.	190	14,111
Herman Miller, Inc.	1,650	66,825
McGrath RentCorp	100	4,780
SP Plus Corp.*	100	3,855

		110,535

Communications Equipment 0.6%
ARRIS International PLC*	2,600	65,780

Construction & Engineering 1.3%
EMCOR Group, Inc.	960	78,029
KBR, Inc.	2,100	42,714
Valmont Industries, Inc.	90	14,724

		135,467

Consumer Finance 0.7%
Navient Corp.	3,500	49,875
Santander Consumer USA Holdings, Inc.	1,200	20,700

		70,575

See Notes to Financial Statements.

Prudential Day One Underlying Funds	99

Prudential QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Containers & Packaging 1.4%
Greif, Inc., (Class A Stock)	730	$43,157
Owens-Illinois, Inc.*	2,800	65,016
Sonoco Products Co.	670	36,388

		144,561

Diversified Consumer Services 0.6%
Service Corp. International	1,530	61,154

Diversified Financial Services 0.1%
Marlin Business Services Corp.	500	11,850

Electric Utilities 0.9%
Hawaiian Electric Industries, Inc.	240	8,186
IDACORP, Inc.	550	47,454
MGE Energy, Inc.	320	19,136
OGE Energy Corp.	350	11,270
PNM Resources, Inc.	300	11,430

		97,476

Electrical Equipment 1.4%
EnerSys	800	56,248
Hubbell, Inc.	300	40,785
Regal Beloit Corp.	650	50,635

		147,668

Electronic Equipment, Instruments & Components 5.7%
Arrow Electronics, Inc.*	1,050	85,407
Avnet, Inc.	1,750	74,375
Cognex Corp.	1,040	64,865
IPG Photonics Corp.*	420	105,819
Jabil, Inc.	2,400	61,032
Keysight Technologies, Inc.*	100	4,672
SYNNEX Corp.	300	36,819
Trimble, Inc.*	2,320	102,312
Vishay Intertechnology, Inc.	2,600	57,070

		592,371

Energy Equipment & Services 0.8%
Core Laboratories NV	40	4,572
Exterran Corp.*	200	5,776
Matrix Service Co.*	300	5,370

See Notes to Financial Statements.

100

Description	Shares	Value
COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d)
Nabors Industries Ltd.	5,000	$39,200
Superior Energy Services, Inc.*	1,300	13,585
Transocean Ltd.*	1,300	14,027

		82,530

Equity Real Estate Investment Trusts (REITs) 7.2%
Alexander & Baldwin, Inc.	800	21,216
American Campus Communities, Inc.	1,800	69,228
Apple Hospitality REIT, Inc.	1,700	33,133
Brixmor Property Group, Inc.	2,600	42,198
Camden Property Trust	240	20,774
Chesapeake Lodging Trust	300	8,211
CoreCivic, Inc.	2,900	67,309
DCT Industrial Trust, Inc.	220	13,022
DDR Corp.	2,900	23,548
Franklin Street Properties Corp.	1,000	10,140
GEO Group, Inc. (The)	2,930	66,072
Hospitality Properties Trust	2,640	75,002
Liberty Property Trust	2,060	85,305
Mack-Cali Realty Corp.	1,200	24,084
Rayonier, Inc.	1,600	51,936
Sabra Health Care REIT, Inc.	300	5,430
Senior Housing Properties Trust	3,700	64,121
Spirit Realty Capital, Inc.	1,400	11,438
Washington Prime Group, Inc.	5,200	34,216
Xenia Hotels & Resorts, Inc.	1,000	22,200

		748,583

Food Products 2.7%
Flowers Foods, Inc.	2,400	47,064
Ingredion, Inc.	540	77,566
Lamb Weston Holdings, Inc.	1,670	97,862
Sanderson Farms, Inc.	410	52,029

		274,521

Gas Utilities 2.3%
Atmos Energy Corp.	1,030	85,387
Southwest Gas Holdings, Inc.	770	56,656
UGI Corp.	2,110	96,575

		238,618

See Notes to Financial Statements.

Prudential Day One Underlying Funds	101

Prudential QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies 2.8%
ABIOMED, Inc.*	40	$9,400
Halyard Health, Inc.*	660	32,214
Hill-Rom Holdings, Inc.	930	79,357
Masimo Corp.*	820	77,277
STERIS PLC	800	72,736
Teleflex, Inc.	60	16,665

		287,649

Health Care Providers & Services 1.8%
Molina Healthcare, Inc.*	870	79,483
WellCare Health Plans, Inc.*	490	103,086

		182,569

Hotels, Restaurants & Leisure 2.1%
Brinker International, Inc.	700	25,438
Del Taco Restaurants, Inc.*	400	5,068
Dunkin’ Brands Group, Inc.	1,260	81,459
Hilton Grand Vacations, Inc.*	400	17,988
International Speedway Corp., (Class A Stock)	100	4,640
Texas Roadhouse, Inc.	1,260	73,987
Wendy’s Co. (The)	200	3,236

		211,816

Household Durables 2.5%
NVR, Inc.*	33	104,880
Tempur Sealy International, Inc.*	640	38,170
Toll Brothers, Inc.	1,390	64,746
TRI Pointe Group, Inc.*	3,400	55,454

		263,250

Independent Power & Renewable Electricity Producers 0.2%
AES Corp.	1,300	15,028

Industrial Conglomerates 0.8%
Carlisle Cos., Inc.	690	78,805

Insurance 4.1%
American Financial Group, Inc.	710	80,472
Brown & Brown, Inc.	280	14,694
CNO Financial Group, Inc.	2,500	61,475
First American Financial Corp.	930	54,935
Genworth Financial, Inc., (Class A Stock)*	8,200	25,092

See Notes to Financial Statements.

102

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance (cont’d)
Hanover Insurance Group, Inc. (The)	660	$74,679
Kemper Corp.	160	10,376
National General Holdings Corp.	1,300	26,026
Old Republic International Corp.	3,600	77,364

		425,113

IT Services 4.3%
Booz Allen Hamilton Holding Corp.	1,000	39,180
Broadridge Financial Solutions, Inc.	570	54,954
DST Systems, Inc.	1,140	95,042
Leidos Holdings, Inc.	1,450	96,570
MAXIMUS, Inc.	1,090	74,316
Science Applications International Corp.	820	62,853
Teradata Corp.*	500	20,250

		443,165

Leisure Products 0.8%
Polaris Industries, Inc.	700	79,107

Life Sciences Tools & Services 0.8%
Bio-Rad Laboratories, Inc., (Class A Stock)*	100	25,853
Bio-Techne Corp.	30	4,209
Bruker Corp.	400	14,244
Charles River Laboratories International, Inc.*	390	41,121

		85,427

Machinery 5.8%
AGCO Corp.	130	9,441
Crane Co.	830	82,950
Donaldson Co., Inc.	90	4,559
Global Brass & Copper Holdings, Inc.	230	7,395
Graco, Inc.	1,740	81,432
IDEX Corp.	510	73,175
ITT, Inc.	1,060	59,360
Oshkosh Corp.	950	86,184
Terex Corp.	1,670	78,523
Timken Co. (The)	720	37,836
Toro Co. (The)	1,250	82,063

		602,918

See Notes to Financial Statements.

Prudential Day One Underlying Funds	103

Prudential QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Media 0.7%
John Wiley & Sons, Inc., (Class A Stock)	780	$49,452
TEGNA, Inc.	1,400	20,258

		69,710

Metals & Mining 3.0%
Commercial Metals Co.	1,200	28,848
Reliance Steel & Aluminum Co.	980	85,838
Steel Dynamics, Inc.	2,400	108,960
United States Steel Corp.	2,300	86,043

		309,689

Mortgage Real Estate Investment Trusts (REITs) 0.6%
Ladder Capital Corp.	2,800	40,516
Western Asset Mortgage Capital Corp.	2,600	24,258

		64,774

Multi-Utilities 1.1%
MDU Resources Group, Inc.	2,800	74,144
NorthWestern Corp.	630	34,234

		108,378

Oil, Gas & Consumable Fuels 3.3%
CNX Resources Corp.*	4,000	56,040
CVR Energy, Inc.	500	17,895
HollyFrontier Corp.	900	43,164
Murphy Oil Corp.	2,400	77,040
Newfield Exploration Co.*	1,630	51,606
Pacific Ethanol, Inc.*	800	3,360
Panhandle Oil and Gas, Inc., (Class A Stock)	400	8,140
QEP Resources, Inc.*	3,200	29,952
World Fuel Services Corp.	1,990	55,501

		342,698

Paper & Forest Products 0.7%
Louisiana-Pacific Corp.*	2,600	76,986

Personal Products 0.7%
Avon Products, Inc. (United Kingdom)*	3,700	9,028
Nu Skin Enterprises, Inc., (Class A Stock)	840	60,346

		69,374

See Notes to Financial Statements.

104

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals 1.5%
Catalent, Inc.*	1,900	$88,426
Endo International PLC*	8,200	56,662
Mallinckrodt PLC*	770	13,906

		158,994

Professional Services 0.9%
ManpowerGroup, Inc.	730	95,915

Real Estate Management & Development 1.1%
Jones Lang LaSalle, Inc.	570	89,119
RMR Group, Inc. (The), (Class A Stock)	430	27,843

		116,962

Road & Rail 1.6%
Landstar System, Inc.	510	56,636
Old Dominion Freight Line, Inc.	750	109,837

		166,473

Semiconductors & Semiconductor Equipment 3.3%
Cirrus Logic, Inc.*	1,150	57,006
Microsemi Corp.*	490	30,277
MKS Instruments, Inc.	830	84,909
Teradyne, Inc.	2,270	104,057
Versum Materials, Inc.	1,760	64,768

		341,017

Software 3.0%
ACI Worldwide, Inc.*	600	14,064
CDK Global, Inc.	830	59,171
Fair Isaac Corp.	370	63,884
Fortinet, Inc.*	1,980	91,159
Progress Software Corp.	500	24,915
Take-Two Interactive Software, Inc.*	110	13,934
Tyler Technologies, Inc.*	230	46,347

		313,474

Specialty Retail 1.8%
GameStop Corp., (Class A Stock)	3,000	50,430
Michaels Cos., Inc. (The)*	1,600	42,992
Office Depot, Inc.	8,900	28,925
Sally Beauty Holdings, Inc.*	3,200	53,152

See Notes to Financial Statements.

Prudential Day One Underlying Funds	105

Prudential QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d)
Tilly’s, Inc., (Class A Stock)	200	$2,984
Urban Outfitters, Inc.*	300	10,233

		188,716

Textiles, Apparel & Luxury Goods 1.3%
Carter’s, Inc.	270	32,481
Skechers U.S.A., Inc., (Class A Stock)*	2,520	103,799

		136,280

Thrifts & Mortgage Finance 0.1%
United Financial Bancorp, Inc.	600	10,056

Trading Companies & Distributors 0.7%
MSC Industrial Direct Co., Inc., (Class A Stock)	750	70,410

Wireless Telecommunication Services 0.6%
Telephone & Data Systems, Inc.	2,100	57,603

TOTAL COMMON STOCKS (cost $ 8,829,034)		10,075,719

UNAFFILIATED EXCHANGE TRADED FUND 2.1%
iShares Core S&P Mid-Cap ETF (cost $194,778)	1,100	214,544

TOTAL LONG-TERM INVESTMENTS (cost $9,023,812)		10,290,263

SHORT-TERM INVESTMENTS 0.5%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	55,819	55,819
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)	5	5

TOTAL SHORT-TERM INVESTMENTS (cost $55,824)		55,824

TOTAL INVESTMENTS 100.0% (cost $9,079,636)		10,346,087
Other assets in excess of liabilities 0.0%		1,903

NET ASSETS 100.0%		$10,347,990

See Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

See Notes to Financial Statements.

106

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$160,942	$—	$—
Auto Components	62,681	—	—
Automobiles	88,829	—	—
Banks	804,085	—	—
Beverages	30,376	—	—
Biotechnology	170,091	—	—
Building Products	14,932	—	—
Capital Markets	318,562	—	—
Chemicals	271,176	—	—
Commercial Services & Supplies	110,535	—	—
Communications Equipment	65,780	—	—
Construction & Engineering	135,467	—	—
Consumer Finance	70,575	—	—
Containers & Packaging	144,561	—	—
Diversified Consumer Services	61,154	—	—
Diversified Financial Services	11,850	—	—
Electric Utilities	97,476	—	—
Electrical Equipment	147,668	—	—
Electronic Equipment, Instruments & Components	592,371	—	—
Energy Equipment & Services	82,530	—	—
Equity Real Estate Investment Trusts (REITs)	748,583	—	—
Food Products	274,521	—	—
Gas Utilities	238,618	—	—
Health Care Equipment & Supplies	287,649	—	—
Health Care Providers & Services	182,569	—	—
Hotels, Restaurants & Leisure	211,816	—	—

See Notes to Financial Statements.

Prudential Day One Underlying Funds	107

Prudential QMA Mid-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Household Durables	$263,250	$—	$—
Independent Power & Renewable Electricity Producers	15,028	—	—
Industrial Conglomerates	78,805	—	—
Insurance	425,113	—	—
IT Services	443,165	—	—
Leisure Products	79,107	—	—
Life Sciences Tools & Services	85,427	—	—
Machinery	602,918	—	—
Media	69,710	—	—
Metals & Mining	309,689	—	—
Mortgage Real Estate Investment Trusts (REITs)	64,774	—	—
Multi-Utilities	108,378	—	—
Oil, Gas & Consumable Fuels	342,698	—	—
Paper & Forest Products	76,986	—	—
Personal Products	69,374	—	—
Pharmaceuticals	158,994	—	—
Professional Services	95,915	—	—
Real Estate Management & Development	116,962	—	—
Road & Rail	166,473	—	—
Semiconductors & Semiconductor Equipment	341,017	—	—
Software	313,474	—	—
Specialty Retail	188,716	—	—
Textiles, Apparel & Luxury Goods	136,280	—	—
Thrifts & Mortgage Finance	10,056	—	—
Trading Companies & Distributors	70,410	—	—
Wireless Telecommunication Services	57,603	—	—
Unaffiliated Exchange Traded Fund	214,544	—	—
Affiliated Mutual Funds	55,824	—	—

Total	$10,346,087	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2018 were as follows:

Banks	7.8%
Equity Real Estate Investment Trusts (REITs)	7.2
Machinery	5.8
Electronic Equipment, Instruments & Components	5.7
IT Services	4.3
Insurance	4.1%
Oil, Gas & Consumable Fuels	3.3
Semiconductors & Semiconductor Equipment	3.3
Capital Markets	3.1
Software	3.0

See Notes to Financial Statements.

108

Industry Classification (cont’d.)

Metals & Mining	3.0%
Health Care Equipment & Supplies	2.8
Food Products	2.7
Chemicals	2.6
Household Durables	2.5
Gas Utilities	2.3
Unaffiliated Exchange Traded Fund	2.1
Hotels, Restaurants & Leisure	2.1
Specialty Retail	1.8
Health Care Providers & Services	1.8
Biotechnology	1.6
Road & Rail	1.6
Aerospace & Defense	1.6
Pharmaceuticals	1.5
Electrical Equipment	1.4
Containers & Packaging	1.4
Textiles, Apparel & Luxury Goods	1.3
Construction & Engineering	1.3
Real Estate Management & Development	1.1
Commercial Services & Supplies	1.1
Multi-Utilities	1.1
Electric Utilities	0.9
Professional Services	0.9
Automobiles	0.9
Life Sciences Tools & Services	0.8
Energy Equipment & Services	0.8%
Leisure Products	0.8
Industrial Conglomerates	0.8
Paper & Forest Products	0.7
Consumer Finance	0.7
Trading Companies & Distributors	0.7
Media	0.7
Personal Products	0.7
Communications Equipment	0.6
Mortgage Real Estate Investment Trusts (REITs)	0.6
Auto Components	0.6
Diversified Consumer Services	0.6
Wireless Telecommunication Services	0.6
Affiliated Mutual Funds	0.5
Beverages	0.3
Independent Power & Renewable Electricity Producers	0.2
Building Products	0.1
Diversified Financial Services	0.1
Thrifts & Mortgage Finance	0.1

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

Prudential Day One Underlying Funds	109

Glossary

The following abbreviations are used in the semiannual report:

Exchange:

LME—London Metal Exchange

OTC—Over-the counter

Other:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Aces—Alternative Credit Enhancements Securities

ADR—American Depositary Receipt

BABs—Build America Bonds

ETF—Exchange Traded Fund

GMTN—Global Medium Term Note LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depository Receipts

TBA—To Be Announced

TIPS—Treasury Inflation-Protected Securities

ULSD—Ultra-Low Sulfur Diesel

WTI—West Texas Intermediate

See Notes to Financial Statements.

110

Prudential Jennison Small-Cap Core Equity Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Investments at value, including securities on loan of $302,360:
Unaffiliated investments (cost $11,537,902)	$14,226,892
Affiliated investments (cost $800,967)	800,987
Receivable for investments sold	45,676
Receivable for Fund shares sold	3,759
Dividends and interest receivable	1,686
Prepaid expenses	554

Total assets	15,079,554

Liabilities
Payable to broker for collateral for securities on loan	309,564
Payable for investments purchased	20,013
Audit fee payable	12,174
Accrued expenses and other liabilities	11,298
Payable for Fund shares reacquired	13,571
Management fee payable	613
Affiliated transfer agent fee payable	60

Total liabilities	367,293

Net Assets	$14,712,261

Net assets were comprised of:
Shares of beneficial interest, at par	$1,183
Paid-in capital in excess of par	12,079,855

12,081,038
Distributions in excess of net investment income	(2,152)
Accumulated net realized loss on investment transactions	(55,635)
Net unrealized appreciation on investments	2,689,010

Net assets, January 31, 2018	$14,712,261

Class Q
Net asset value, offering price and redemption price per share, ($14,712,261 ÷ 1,183,494 shares of beneficial interest issued and outstanding)	$12.43

See Notes to Financial Statements.

Prudential Day One Underlying Funds	111

Prudential Core Conservative Bond Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $35,035,679)	$34,723,875
Affiliated investments (cost $1,473,961)	1,473,961
Receivable for investments sold	1,583,773
Interest receivable	193,244
Receivable for Fund shares sold	141,411
Due from Manager	1,099
Prepaid expenses	554

Total assets	38,117,917

Liabilities
Payable for investments purchased	3,025,120
Accrued expenses and other liabilities	53,778
Payable for Fund shares reacquired	44,834
Affiliated transfer agent fee payable	51

Total liabilities	3,123,783

Net Assets	$34,994,134

Net assets were comprised of:
Shares of beneficial interest, at par	$3,552
Paid-in capital in excess of par	35,493,049

35,496,601
Distributions in excess of net investment income	(63,987)
Accumulated net realized loss on investment transactions	(126,676)
Net unrealized depreciation on investments	(311,804)

Net assets, January 31, 2018	$34,994,134

Class Q
Net asset value, offering price and redemption price per share, ($34,994,134 ÷ 3,551,636 shares of beneficial interest issued and outstanding)	$9.85

See Notes to Financial Statements.

112

Prudential TIPS Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $22,017,090)	$21,990,423
Affiliated investments (cost $86,282)	86,282
Receivable for investments sold	405,204
Receivable for Fund shares sold	236,864
Interest receivable	36,400
Due from manager	4,476
Prepaid expenses	554

Total assets	22,760,203

Liabilities
Payable for investments purchased	430,773
Payable for Fund shares reacquired	68,983
Accrued expenses and other liabilities	22,334
Affiliated transfer agent fee payable	51

Total liabilities	522,141

Net Assets	$22,238,062

Net assets were comprised of:
Shares of beneficial interest, at par	$2,265
Paid-in capital in excess of par	22,363,464

22,365,729
Distributions in excess of net investment income	(60,696)
Accumulated net realized loss on investment transactions	(40,304)
Net unrealized depreciation on investments	(26,667)

Net assets, January 31, 2018	$22,238,062

Class Q
Net asset value, offering price and redemption price per share, ($22,238,062 ÷ 2,264,728 shares of beneficial interest issued and outstanding)	$9.82

See Notes to Financial Statements.

Prudential Day One Underlying Funds	113

Prudential Commodity Strategies Fund

Consolidated Statement of Assets & Liabilities

(unaudited)

as of January 31, 2018

Assets
Unaffiliated investments (cost $16,376,633)	$16,375,946
Deposit with broker for futures	255,810
Receivable for Fund shares sold	2,496
Dividends and Interest receivable	2,466
Due from manager	75
Prepaid expenses	10,795

Total assets	16,647,588

Liabilities
Payable for Fund shares reacquired	95,608
Due to broker—variation margin futures	91,998
Custodian and accounting fees payable	21,311
Accrued expenses and other liabilities	6,830
Affiliated transfer agent fee payable	60

Total liabilities	215,807

Net Assets	$16,431,781

Net assets were comprised of:
Shares of beneficial interest, at par	$1,526
Paid-in capital in excess of par	15,267,573

15,269,099
Distributions in excess of net investment income	(38,881)
Accumulated net realized loss on investment and foreign currency transactions	626,680
Net unrealized appreciation on investments	574,883

Net assets, January 31, 2018	$16,431,781

Class Q
Net asset value, offering price and redemption price per share, ($16,431,781 ÷ 1,525,532 shares of beneficial interest issued and outstanding)	$10.77

See Notes to Financial Statements.

114

Prudential QMA US Broad Market Index Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Investments at value, including securities on loan of $4,122:
Unaffiliated investments (cost $24,466,226)	$29,256,220
Affiliated investments (cost $566,043)	566,043
Receivable for investments sold	86,263
Receivable for Fund shares sold	26,518
Dividends and interest receivable	20,514
Receivable from Manager	9,418
Due from broker—variation margin futures	325
Prepaid expenses	554

Total assets	29,965,855

Liabilities
Payable for Fund shares reacquired	202,380
Custodian and accounting fees payable	39,549
Audit fee payable	12,174
Accrued expenses and other liabilities	5,902
Payable to broker for collateral for securities on loan	3,945
Payable for investments purchased	2,134
Affiliated transfer agent fee payable	60

Total liabilities	266,144

Net Assets	$29,699,711

Net assets were comprised of:
Shares of beneficial interest, at par	$2,307
Paid-in capital in excess of par	24,809,496

24,811,803
Undistributed net investment income	20,698
Accumulated net realized gain on investment transactions	38,841
Net unrealized appreciation on investments	4,828,369

Net assets, January 31, 2018	$29,699,711

Class Q
Net asset value, offering price and redemption price per share, ($29,699,711 ÷ 2,307,427 shares of beneficial interest issued and outstanding)	$12.87

See Notes to Financial Statements.

Prudential Day One Underlying Funds	115

Prudential QMA Mid-Cap Core Equity Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $9,023,812)	$10,290,263
Affiliated investments (cost $55,824)	55,824
Receivable for Fund shares sold	33,319
Dividends receivable	4,019
Due from Manager	3,893
Prepaid expenses	4,747

Total assets	10,392,065

Liabilities
Payable for Fund shares reacquired	17,374
Audit fee payable	12,171
Custodian and accounting fees payable	11,340
Legal fees and expenses payable	2,518
Accrued expenses and other liabilities	612
Affiliated transfer agent fee payable	60

Total liabilities	44,075

Net Assets	$10,347,990

Net assets were comprised of:
Shares of beneficial interest, at par	$858
Paid-in capital in excess of par	9,008,090

9,008,948
Distributions in excess of net investment income	(5,296)
Accumulated net realized gain on investment transactions	77,887
Net unrealized appreciation on investments	1,266,451

Net assets, January 31, 2018	$10,347,990

Class Q
Net asset value, offering price and redemption price per share, ($10,347,990 ÷ 857,548 shares of beneficial interest issued and outstanding)	$12.07

See Notes to Financial Statements.

116

Prudential Jennison Small-Cap Core Equity Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$59,119
Affiliated dividend income	3,256
Income from securities lending (including affiliated income of $7)	1,413

Total income	63,788

Expenses
Management fee	50,538
Custodian and accounting fees	26,161
Audit fee	12,174
Legal fees and expenses	9,552
Trustees’ fees	5,283
Shareholders’ reports	3,605
Transfer agent’s fees and expenses (affiliated expense of $168)	170
Miscellaneous	4,968

Total expenses	112,451
Less: Management fee waiver and/or expense reimbursement	(48,436)

Net expenses	64,015

Net investment income (loss)	(227)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(24))	(51,196)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $20)	1,632,202

Net gain (loss) on investment transactions	1,581,006

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,580,779

See Notes to Financial Statements.

Prudential Day One Underlying Funds	117

Prudential Core Conservative Bond Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Income
Interest income	$387,726
Affiliated dividend income	12,457

Total income	400,183

Expenses
Management fee	44,794
Custodian and accounting fees	35,028
Audit fee	28,086
Legal fees and expenses	9,154
Trustees’ fees	5,350
Shareholders’ reports	3,515
Transfer agent’s fees and expenses (affiliated expense of $129)	129
Miscellaneous	4,754

Total expenses	130,810
Less: Management fee waiver and/or expense reimbursement	(47,858)

Net expenses	82,952

Net investment income (loss)	317,231

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	3,029
Net change in unrealized appreciation (depreciation) on investments	(548,892)

Net gain (loss) on investment transactions	(545,863)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(228,632)

See Notes to Financial Statements.

118

Prudential TIPS Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Income
Interest income	$177,704
Affiliated dividend income	788

Total income	178,492

Expenses
Management fee	21,672
Custodian and accounting fees	23,745
Audit fee	16,234
Legal fees and expenses	9,139
Trustees’ fees	5,297
Shareholders’ reports	3,549
Commitment fee on syndicated credit agreement	988
Transfer agent’s fees and expenses (affiliated expense of $129)	129
Miscellaneous	3,447

Total expenses	84,200
Less: Management fee waiver and/or expense reimbursement	(46,456)

Net expenses	37,744

Net investment income (loss)	140,748

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	3,721
Net change in unrealized appreciation (depreciation) on investments	(39,456)

Net gain (loss) on investment transactions	(35,735)

Net Increase (Decrease) In Net Assets Resulting From Operations	$105,013

See Notes to Financial Statements.

Prudential Day One Underlying Funds	119

Prudential Commodity Strategies Fund

Consolidated Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Income
Interest income	$69,729
Unaffiliated dividend income	10,586

Total income	80,315

Expenses
Management fee	53,810
Custodian and accounting fees	32,661
Audit fee	14,206
Legal fees and expenses	10,799
Offering expenses	10,260
Trustees’ fees	5,266
Shareholders’ reports	3,447
Transfer agent’s fees and expenses (affiliated expense of $161)	161
Miscellaneous	4,515

Total expenses	135,125
Less: Management fee waiver and/or expense reimbursement	(59,975)

Net expenses	75,150

Net investment income (loss)	5,165

Realized And Unrealized Gain (Loss) On Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Futures transactions	937,918
Foreign currency transactions	298

938,216

Net change in unrealized appreciation (depreciation) on:
Investments	(667)
Futures	209,420

208,753

Net gain (loss) on investment and foreign currency transactions	1,146,969

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,152,134

See Notes to Financial Statements.

120

Prudential QMA US Broad Market Index Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $8)	$229,389
Affiliated dividend income	6,698
Interest income	560
Income from securities lending, net (including affiliated income of $3)	23

Total income	236,670

Expenses
Management fee	23,465
Custodian and accounting fees	38,536
Audit fee	12,174
Legal fees and expenses	11,871
Shareholders’ reports	5,463
Trustees’ fees	5,281
Insurance fees	446
Transfer agent’s fees and expenses (affiliated expense of $168)	169
Miscellaneous	4,843

Total expenses	102,248
Less: Management fee waiver and/or expense reimbursement	(76,178)

Net expenses	26,070

Net investment income (loss)	210,600

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated income of $1)	9,805
Futures transactions	78,538

88,343

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated income of $1)	3,392,533
Futures	40,000

3,432,533

Net gain (loss) on investment transactions	3,520,876

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,731,476

See Notes to Financial Statements.

Prudential Day One Underlying Funds	121

Prudential QMA Mid-Cap Core Equity Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $7)	$74,901
Affiliated dividend income	419
Income from securities lending, net (including affiliated income of $17)	104

Total income	75,424

Expenses
Management fee	23,607
Custodian and accounting fees	26,220
Audit fee	12,171
Legal fees and expenses	9,583
Trustees’ fees	5,246
Shareholders’ reports	3,533
Commitment fee on syndicated credit agreement	1,030
Transfer agent’s fees and expenses (affiliated expense of $168)	172
Miscellaneous	3,939

Total expenses	85,501
Less: Management fee waiver and/or expense reimbursement	(45,324)

Net expenses	40,177

Net investment income (loss)	35,247

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(5))	145,636
Net change in unrealized appreciation (depreciation) on investments	830,618

Net gain (loss) on investment transactions	976,254

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,011,501

See Notes to Financial Statements.

122

Prudential Jennison Small-Cap Core Equity Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	November 15, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(227)	$17,135
Net realized gain (loss) on investment transactions	(51,196)	231,377
Net change in unrealized appreciation (depreciation) on investments	1,632,202	1,056,808

Net increase (decrease) in net assets resulting from operations	1,580,779	1,305,320

Dividends from net investment income
Class Q	(2,113)	(16,947)

Distributions from net realized gains
Class Q	(235,816)	—

Fund share transactions
Net proceeds from shares sold	1,040,935	11,329,854
Net asset value of shares issued in reinvestment of dividends and distributions	237,929	16,947
Cost of shares reacquired	(493,092)	(51,535)

Net increase (decrease) in net assets from Fund share transactions	785,772	11,295,266

Total increase (decrease)	2,128,622	12,583,639

Net Assets:
Beginning of period	12,583,639	—

End of period(a)	$14,712,261	$12,583,639

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(2,152)	$188

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Underlying Funds	123

Prudential Core Conservative Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	November 15, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$317,231	$314,116
Net realized gain (loss) on investment transactions	3,029	(76,821)
Net change in unrealized appreciation (depreciation) on investments	(548,892)	237,088

Net increase (decrease) in net assets resulting from operations	(228,632)	474,383

Dividends from net investment income
Class Q	(383,062)	(365,156)

Fund share transactions
Net proceeds from shares sold	5,464,478	31,148,943
Net asset value of shares issued in reinvestment of dividends and distributions	383,062	365,155
Cost of shares reacquired	(1,599,165)	(265,872)

Net increase (decrease) in net assets from Fund share transactions	4,248,375	31,248,226

Total increase (decrease)	3,636,681	31,357,453

Net Assets:
Beginning of period	31,357,453	—

End of period(a)	$34,994,134	$31,357,453

(a) Includes undistributed/(distributions in excess) of net investment income of:	$(63,987)	$1,844

*	Commencement of operations.

See Notes to Financial Statements.

124

Prudential TIPS Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	November 15, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$140,748	$81,759
Net realized gain (loss) on investment transactions	3,721	(6,674)
Net change in unrealized appreciation (depreciation) on investments	(39,456)	12,789

Net increase (decrease) in net assets resulting from operations	105,013	87,874

Dividends from net investment income
Class Q	(204,950)	(115,604)

Fund share transactions
Net proceeds from shares sold	9,084,663	16,410,866
Net asset value of shares issued in reinvestment of dividends and distributions	204,946	115,603
Cost of shares reacquired	(2,962,361)	(487,988)

Net increase (decrease) in net assets from Fund share transactions	6,327,248	16,038,481

Total increase (decrease)	6,227,311	16,010,751

Net Assets:
Beginning of period	16,010,751	—

End of period(a)	$22,238,062	$16,010,751

(a) Includes undistributed/(distributions in excess) of net investment income of:	$(60,696)	$3,506

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Underlying Funds	125

Prudential Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets

(unaudited)

	Six Months Ended January 31, 2018	November 15, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,165	$(51,140)
Net realized gain (loss) on investment and foreign currency transactions	938,216	(82,421)
Net change in unrealized appreciation (depreciation) on investments	208,753	366,130

Net increase (decrease) in net assets resulting from operations	1,152,134	232,569

Dividends from net investment income
Class Q	(222,021)	—

Fund share transactions
Net proceeds from shares sold	2,695,224	13,792,034
Net asset value of shares issued in reinvestment of dividends and distributions	222,021	—
Cost of shares reacquired	(1,226,881)	(213,299)

Net increase (decrease) in net assets from Fund share transactions	1,690,364	13,578,735

Total increase (decrease)	2,620,477	13,811,304

Net Assets:
Beginning of period	13,811,304	—

End of period (a)	$16,431,781	$13,811,304

(a) Includes undistributed/(distributions in excess) of net investment income of:	$(38,881)	$177,975

*	Commencement of operations.

See Notes to Financial Statements.

126

Prudential QMA US Broad Market Index Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	November 17, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$210,600	$140,977
Net realized gain (loss) on investment transactions	88,343	51,838
Net change in unrealized appreciation (depreciation) on investments	3,432,533	1,395,836

Net increase (decrease) in net assets resulting from operations	3,731,476	1,588,651

Dividends and Distributions
Dividends from net investment income
Class Q	(309,186)	(21,693)

Distributions from net realized gains
Class Q	(101,340)	—

Fund share transactions
Net proceeds from shares sold	7,807,810	21,146,670
Net asset value of shares issued in reinvestment of dividends and distributions	410,525	21,693
Cost of shares reacquired	(4,213,847)	(361,048)

Net increase (decrease) in net assets from Fund share transactions	4,004,488	20,807,315

Total increase (decrease)	7,325,438	22,374,273

Net Assets:
Beginning of period	22,374,273	—

End of period(a)	$29,699,711	$22,374,273

(a) Includes undistributed net investment income of:	$20,698	$119,284

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Underlying Funds	127

Prudential QMA Mid-Cap Core Equity Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	November 17, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,247	$25,323
Net realized gain (loss) on investment transactions	145,636	150,420
Net change in unrealized appreciation (depreciation) on investments	830,618	435,833

Net increase (decrease) in net assets resulting from operations	1,011,501	611,576

Dividends and Distributions
Dividends from net investment income
Class Q	(60,333)	(5,533)

Distributions from net realized gains
Class Q	(218,169)	—

Fund share transactions
Net proceeds from shares sold	2,071,392	7,907,520
Net asset value of shares issued in reinvestment of dividends and distributions	278,502	5,533
Cost of shares reacquired	(1,161,175)	(92,824)

Net increase (decrease) in net assets from share transactions	1,188,719	7,820,229

Total increase (decrease)	1,921,718	8,426,272

Net Assets:
Beginning of period	8,426,272	—

End of period(a)	$10,347,990	$8,426,272

(a) Includes undistributed/(distributions in excess) of net investment income of:	$(5,296)	$19,790

*	Commencement of operations.

See Notes to Financial Statements.

128

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

Prudential Investment Portfolios 2 (the “PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: Prudential Commodity Strategies Fund, Prudential Core Conservative Bond Fund, Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund, Prudential Institutional Money Market Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund and Prudential TIPS Fund. These financial statements relate to the Prudential Commodity Strategies Fund, Prudential Core Conservative Bond Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund and Prudential TIPS Fund (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified Investment company except for Prudential Commodity Strategies Fund, which is classified as a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified portfolio. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

The Commodity Strategies Fund wholly owns and controls the Prudential Commodity Strategies Subsidiary Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Commodity Strategies Fund’s Board of Trustees has oversight responsibility for the investment activities of the Commodity Strategies Fund, including its investment in the Subsidiary, and the Commodity Strategies Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Commodity Strategies Fund. The consolidated financial statements of the Commodity Strategies Fund include the financial results of its wholly-owned subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Commodity Strategies Fund and the Subsidiary. These consolidated financial statements include the accounts of the Commodity Strategies Fund and the Subsidiary. All significant inter-company balances and transactions between the Commodity Strategies Fund and the Subsidiary have been eliminated in consolidation. The Commodity Strategies Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Commodity Strategies Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related

Prudential Day One Underlying Funds	129

Notes to Financial Statements/Consolidated Financial Statements (unaudited) (continued)

instruments, derivatives and other investments. The Subsidiary (unlike the Commodity Strategies Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategies Fund. The portion of the Commodity Strategies Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Commodity Strategies Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Commodity Strategies Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Commodity Strategies Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Commodity Strategies Fund.

The Commodity Strategies Fund’s disclosures and operations will be subject to compliance with applicable regulations governing commodity pools in accordance to recent Commodity Futures Trading Commission rule amendments.

As of January 31, 2018, the Subsidiary had net assets of $3,189,697, representing 19.4% of the Commodity Strategies Fund’s net assets.

The Funds of PIP 2 have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
Prudential Jennison Small-Cap Core Equity Fund (“Jennison Small-Cap Core Equity”)	Outperform the Russell 2000 Index.	Jennison Associates, LLC (“Jennison”)

Prudential Core Conservative Bond Fund (“Core Conservative Bond”)	Outperform the Bloomberg Barclays U.S. Aggregate Bond Index over full market cycles.	PGIM Fixed Income, which is a business unit of PGIM, Inc.

Prudential TIPS Fund (“TIPS”)	Outperform the Bloomberg Barclays US Treasury Inflation-Protected Index.	PGIM Fixed Income, which is a business unit of PGIM, Inc.

Prudential Commodity Strategies Fund (“Commodity Strategies”)	Generate returns over time in excess of the Bloomberg Commodity Index.	CoreCommodity Management, LLC (“Core”)

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	Objective	Subadviser(s)

Prudential QMA US Broad Market Index Fund (“QMA US Broad Market Index”)	Seek to provide investment results that approximate the performance of the S&P Composite 1500 Index.	Quantitative Management Associates, LLC (“QMA”)

Prudential QMA Mid-Cap Core Equity Fund (“QMA Mid-Cap Core Equity”)	Outperform the S&P Mid-Cap 400 Index.	QMA

1. Accounting Policies

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of their financial statements (consolidated financial statements for Commodity Strategies).

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments (Consolidated Schedule of Investments for Commodity Strategies).

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

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Notes to Financial Statements/Consolidated Financial Statements (unaudited) (continued)

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

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When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, each Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on

Prudential Day One Underlying Funds	133

Notes to Financial Statements/Consolidated Financial Statements (unaudited) (continued)

investment transactions. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Commodities: The Commodity Strategies Fund gains exposure to commodity markets through direct investment of the Commodity Strategies Fund’s assets or through the Subsidiary. The Commodity Strategies Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Subsidiary. The Commodity Strategies Fund may invest up to 25% of its Fund’s total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Commodity Strategies Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Commodity Strategies Fund may invest directly in commodity-linked structured notes (CLNs). The Commodity Strategies Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

134

Financial/Commodity Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as net realized gain (loss) on futures transactions.

Certain Funds invested in financial and/or commodity futures contracts in order to hedge its existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates and to gain exposure to commodities. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Commodity Strategies invested in financial futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: PIP 2, on behalf of certain Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities (Consolidated Statement of Assets and Liabilities for Commodity Strategies).

Securities Lending: The Funds may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject

Prudential Day One Underlying Funds	135

Notes to Financial Statements/Consolidated Financial Statements (unaudited) (continued)

to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as “Income from securities lending, net”.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Funds to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Offering and Organization Costs: The Prudential Commodity Strategies Fund offering costs paid in connection with the offering of shares of the Fund are amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund are expensed on the first day of operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than class specific expenses and waivers, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

136

Equity Real Estate Investment Trusts (REITs): Certain Funds invest in Equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from Equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material these estimates are adjusted periodically when the actual source of distributions is disclosed by the Equity REITs.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Core Conservative Bond and TIPS expect to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Commodity Strategies, Jennison Small-Cap Core Equity, QMA Mid-Cap Core Equity and QMA US Broad Market Index expect to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements (consolidated financial statements for Commodity Strategies) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

PIP 2, on behalf of the Funds, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. At January 31, 2018, PGIM Investments has engaged the firms referenced in Note 1 as Subadvisers for their respective Funds.

Prudential Day One Underlying Funds	137

Notes to Financial Statements/Consolidated Financial Statements (unaudited) (continued)

The management fee payable to PGIM Investments is accrued daily and payable monthly at an annual rate of each Fund’s average daily net assets specified below and PGIM Investments, in turn, pays each subadviser a fee for its services.

	Management Fees	Effective Management Fees, Net of Waiver	Fee Waivers and/or Expense Limitations through November 30, 2018
Jennison Small-Cap Core Equity	.75%	0.03%	contractually limit expenses to .95%.
Core Conservative Bond	.27%	— #	contractually limit expenses to .50%.
TIPS	.23%	— #	contractually limit expenses to .40%.
Commodity Strategies	.60%	— #	contractually limit expenses to 1.00%.*
QMA US Broad Market Index	.18%	— #	contractually limit expenses to .20%.
QMA Mid-Cap Core Equity	.50%	— #	contractually limit expenses to .85%.

#	The management fee amount waived and/or expense reimbursement exceeds the management fee for the current period due to expense limitations described above.
*	The manager has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary.

PIP2, on behalf of the Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class Q shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class Q shares of the Fund.

PGIM Investments, PGIM, Inc., Jennison and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Funds. The transfer agent’s fees and expenses in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the period ended January 31, 2018 no such transactions were entered into by the Funds.

138

The Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”). Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

For the reporting period ended January 31, 2018, PGIM, Inc. was compensated by PGIM Investments for managing the Funds’ securities lending cash collateral as subadviser to the Money Market Fund:

Amount
Jennison Small-Cap Core Equity	$129
QMA US Broad Market Index	3
QMA Mid-Cap Core Equity	14

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the period ended January 31, 2018, were as follows:

	Cost of Purchases	Proceeds from Sales
Jennison Small-Cap Core Equity	$3,260,456	$2,598,117
Core Conservative Bond	22,212,009	21,570,258
TIPS	8,602,084	2,496,822
Commodity Strategies	—	—
QMA US Broad Market Index	6,470,217	1,927,891
QMA Mid-Cap Core Equity	6,353,062	5,460,886

5. Tax Information

The United States federal income tax basis of the Funds’ investments and the total net unrealized appreciation/depreciation as of January 31, 2018, were as follows:

	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Jennison Small-Cap Core Equity	$12,342,204	$2,961,045	$(275,370)	$2,685,675
Core Conservative Bond	36,557,106	52,937	(412,207)	(359,270)
TIPS	22,134,499	166,754	(224,548)	(57,794)
Commodity Strategies	16,376,633	575,775	(892)	574,883
QMA US Broad Market Index	25,033,123	5,177,305	(349,790)	4,827,515
QMA Mid-Cap Core Equity	9,089,725	1,491,010	(234,648)	1,256,362

Prudential Day One Underlying Funds	139

Notes to Financial Statements/Consolidated Financial Statements (unaudited) (continued)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had a capital loss carryforward as of July 31, 2017 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward
Core Conservative Bond	$82,239
TIPS	12,898

Management has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements (consolidated financial statements for Commodity Strategies) for the current reporting period. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Funds offer Class Q shares. Effective as of May 22, 2017, shares of the Funds are registered under the Securities Act of 1933, as amended.

PIP2 has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

At reporting period, Prudential owned all shares of the Funds.

In addition, the following number of shareholders held the following percentages of outstanding shares of the Funds on behalf of multiple beneficial owners:

	Number of Shareholders	% of Outstanding Shares
Jennison Small-Cap Core Equity	1	86
Core Conservative Bond	4	92
TIPS	6	92
Commodity Strategies	4	89
QMA US Broad Market Index	6	91
QMA Mid-Cap Core Equity	5	89

140

Transactions in shares of beneficial interest were as follows:

Jennison Small-Cap Core Equity Fund

Class Q	Shares	Amount
Six months ended January 31, 2018:
Shares sold	89,122	$1,040,935
Shares issued in reinvestment of dividends and distributions	20,353	237,929
Shares reacquired	(42,276)	(493,092)

Net increase (decrease) in shares outstanding	67,199	$785,772

Period ended July 31, 2017*:
Shares sold	1,119,251	$11,329,854
Shares issued in reinvestment of dividends and distributions	1,657	16,947
Shares reacquired	(4,613)	(51,535)

Net increase (decrease) in shares outstanding	1,116,295	$11,295,266

*	Commencement of operations was November 15, 2016.

Core Conservative Bond Fund

Class Q	Shares	Amount
Six months ended January 31, 2018:
Shares sold	546,523	$5,464,478
Shares issued in reinvestment of dividends and distributions	38,355	383,062
Shares reacquired	(159,483)	(1,599,165)

Net increase (decrease) in shares outstanding	425,395	$4,248,375

Period ended July 31, 2017*:
Shares sold	3,116,135	$31,148,943
Shares issued in reinvestment of dividends and distributions	36,615	365,155
Shares reacquired	(26,509)	(265,872)

Net increase (decrease) in shares outstanding	3,126,241	$31,248,226

*	Commencement of operations was November 15, 2016.

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Notes to Financial Statements/Consolidated Financial Statements (unaudited) (continued)

TIPS Fund

Class Q	Shares	Amount
Six months ended January 31, 2018:
Shares sold	920,152	$9,084,663
Shares issued in reinvestment of dividends and distributions	20,796	204,946
Shares reacquired	(299,472)	(2,962,361)

Net increase (decrease) in shares outstanding	641,476	$6,327,248

Period ended July 31, 2017*:
Shares sold	1,660,933	$16,410,866
Shares issued in reinvestment of dividends and distributions	11,648	115,603
Shares reacquired	(49,329)	(487,988)

Net increase (decrease) in shares outstanding	1,623,252	$16,038,481

*	Commencement of operations was November 15, 2016.

Commodity Strategies Fund

Class Q	Shares	Amount
Six months ended January 31, 2018:
Shares sold	261,870	$2,695,224
Shares issued in reinvestment of dividends and distributions	22,048	222,021
Shares reacquired	(118,817)	(1,226,881)

Net increase (decrease) in shares outstanding	165,101	$1,690,364

Period ended July 31, 2017*:
Shares sold	1,381,783	$13,792,034
Shares reacquired	(21,352)	(213,299)

Net increase (decrease) in shares outstanding	1,360,431	$13,578,735

*	Commencement of operations was November 15, 2016.

142

QMA US Broad Market Index Fund

Class Q	Shares	Amount
Six months ended January 31, 2018:
Shares sold	655,910	$7,807,810
Shares issued in reinvestment of dividends and distributions	33,956	410,525
Shares reacquired	(352,165)	(4,213,847)

Net increase (decrease) in shares outstanding	337,701	$4,004,488

Period ended July 31, 2017*:
Shares sold	1,999,808	$21,146,670
Shares issued in reinvestment of dividends and distributions	2,100	21,693
Shares reacquired	(32,182)	(361,048)

Net increase (decrease) in shares outstanding	1,969,726	$20,807,315

*	Commencement of operations.

QMA Mid-Cap Core Equity Fund

Class Q	Shares	Amount
Six months ended January 31, 2018*:
Shares sold	179,112	$2,071,392
Shares issued in reinvestment of dividends and distributions	24,009	278,502
Shares reacquired	(100,587)	(1,161,175)

Net increase (decrease) in shares outstanding	102,534	$1,188,719

Period ended July 31, 2017*:
Shares sold	762,851	$7,907,520
Shares issued in reinvestment of dividends and distributions	532	5,533
Shares reacquired	(8,369)	(92,824)

Net increase (decrease) in shares outstanding	755,014	$7,820,229

*	Commencement of operations was November 17, 2016.

7. Borrowings

PIP2 on behalf of the Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Prudential Day One Underlying Funds	143

Notes to Financial Statements/Consolidated Financial Statements (unaudited) (continued)

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Funds did not utilize the SCA during the period ended January 31, 2018.

144

Prudential Jennison Small-Cap Core Equity Fund

Financial Highlights (unaudited)

Class Q Shares
	Six Months Ended January 31, 2018		November 15, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.27		$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(g)	0.02
Net realized and unrealized gain (loss) on investment transactions	1.37		1.27
Total from investment operations	1.37		1.29
Less Dividends and Distributions:
Dividends from net investment income	-	(g)	(0.02)
Distributions from net realized gains on investments	(0.21)		-
Total dividends and distributions	(0.21)		(0.02)
Net asset value, end of period	$12.43		$11.27
Total Return(c):	12.24%		12.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,712		$12,584
Average net assets (000)	$13,367		$10,943
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.95%	(e)	1.02%	(e)
Expenses before waivers and/or expense reimbursement	1.67%	(e)	2.04%	(e)
Net investment income (loss)	-%	(e)(h)	0.22%	(e)
Portfolio turnover rate	20%	(f)	28%	(f)

(a)	Commencement of operations.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $0.005 per share.
(h)	Less than 0.005%.

See Notes to Financial Statements/Consolidated Financial Statements.

Prudential Day One Underlying Funds	145

Prudential Core Conservative Bond Fund

Financial Highlights (unaudited)

Class Q Shares
	Six Months Ended January 31, 2018		November 15, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.03		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.12
Net realized and unrealized gain (loss) on investment transactions	(0.16)		0.05
Total from investment operations	(0.06)		0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.14)
Net asset value, end of period	$9.85		$10.03
Total Return(c):	(0.65)%		1.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,994		$31,357
Average net assets (000)	$32,910		$25,827
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50%	(e)	0.53%	(e)
Expenses before waivers and/or expense reimbursement	0.79%	(e)	0.95%	(e)
Net investment income (loss)	1.91%	(e)	1.72%	(e)
Portfolio turnover rate	103%	(f)	348%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements/Consolidated Financial Statements.

146

Prudential TIPS Fund

Financial Highlights (unaudited)

Class Q Shares
	Six Months Ended January 31, 2018		November 15, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.86		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.13
Net realized and unrealized gain (loss) on investment transactions	-	(e)	(0.09)
Total from investment operations	0.07		0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.18)
Net asset value, end of period	$9.82		$9.86
Total Return(c):	0.72%		0.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,238		$16,011
Average net assets (000)	$18,692		$6,479
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.40%	(f)	0.55%	(f)
Expenses before waivers and/or expense reimbursement	0.89%	(f)	2.41%	(f)
Net investment income (loss)	1.49%	(f)	1.79%	(f)
Portfolio turnover rate	14%	(g)	41%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Less than $0.005 per share.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements/Consolidated Financial Statements.

Prudential Day One Underlying Funds	147

Prudential Commodity Strategies Fund

Consolidated Financial Highlights (unaudited)

Class Q Shares
	Six Months Ended January 31, 2018		November 15, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.15		$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(h)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	0.77		0.20
Total from investment operations	0.77		0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		-
Net asset value, end of period	$10.77		$10.15
Total Return(c):	7.69%		1.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,432		$13,811
Average net assets (000)	$14,907		$10,738
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00%	(e)	1.30%	(e)
Expenses before waivers and/or expense reimbursement	1.80%	(e)	2.64%	(e)
Net investment income (loss)	0.07%	(e)	(0.67)%	(e)
Portfolio turnover rate	0%	(f)(g)	0%	(f)(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(h)	Less than $0.005.

See Notes to Financial Statements/Consolidated Financial Statements.

148

Prudential QMA US Broad Market Index Fund

Financial Highlights (unaudited)

Class Q Shares
	Six Months Ended January 31, 2018		November 17, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.36		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.12
Net realized and unrealized gain (loss) on investments	1.59		1.26
Total from investment operations	1.69		1.38
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.02)
Distributions from net realized gains	(0.04)		-
Total dividends and distributions	(0.18)		(0.02)
Net asset value, end of period	$12.87		$11.36
Total Return(c):	14.98%		13.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,700		$22,374
Average net assets (000)	$25,859		$12,357
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.20%	(e)	0.26%	(e)
Expenses before waivers and/or expense reimbursement	0.78%	(e)	1.86%	(e)
Net investment income (loss)	1.62%	(e)	1.63%	(e)
Portfolio turnover rate	8%	(f)	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements/Consolidated Financial Statements.

Prudential Day One Underlying Funds	149

Prudential QMA Mid-Cap Core Equity Fund

Financial Highlights (unaudited)

Class Q Shares
	Six Months Ended January 31, 2018		November 17, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.16		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.05
Net realized and unrealized gain (loss) on investment transactions	1.20		1.12
Total from investment operations	1.24		1.17
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.01)
Distributions from net realized gains	(0.26)		-
Total dividends and distributions	(0.33)		(0.01)
Net asset value, end of period	$12.07		$11.16
Total Return(c):	11.27%		11.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,348		$8,426
Average net assets (000)	$9,366		$5,794
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.85%	(e)	0.97%	(e)
Expenses before waivers and/or expense reimbursement	1.81%	(e)	2.91%	(e)
Net investment income (loss)	0.75%	(e)	0.62%	(e)
Portfolio turnover rate	58%	(f)	64%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements/Consolidated Financial Statements.

150

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Funds have delegated to the Funds’ investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the Funds’ website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Day One Underlying Funds c/o PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

	NASDAQ	CUSIP		NASDAQ	CUSIP
PRUDENTIAL JENNISON SMALL-CAP CORE EQUITY FUND (CLASS Q)	PQJCX	74440E805	PRUDENTIAL COMMODITY STRATEGIES FUND (CLASS Q)	PQCMX	74440E862
PRUDENTIAL CORE CONSERVATIVE BOND FUND (CLASS Q)	PQCNX	74440E888	PRUDENTIAL QMA US BROAD MARKET INDEX FUND (CLASS Q)	PQBMX	74440E409
PRUDENTIAL TIPS FUND (CLASS Q)	PQTSX	74440E870	PRUDENTIAL QMA MID-CAP CORE EQUITY FUND (CLASS Q)	PQCCX	74440E508

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 16, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	March 16, 2018